UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Diversified Income Trust
The fund's portfolio
12/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (22.1%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.914%, 4/15/37	$188,214	$270,576
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.656%, 11/25/28	2,950,000	3,408,945
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.256%, 10/25/24	967,848	1,059,599
Ser. 4509, Class CI, IO, 6.00%, 9/15/45	23,505,013	6,005,648
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	11,663,648	2,284,909
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	8,422,378	1,777,358
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	10,947,455	2,061,340
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	13,657,686	2,295,898
IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.045%, 9/15/41	15,838,793	2,468,973
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	31,775,856	6,099,376
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	35,755,664	4,865,238
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	31,566,332	4,075,403
Ser. 4020, Class IA, IO, 4.00%, 3/15/27	9,779,428	926,796
IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.745%, 11/15/47	28,268,279	4,699,602
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.645%, 4/15/47	15,047,493	2,949,007
IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.645%, 1/15/35	50,153,553	6,649,860
Ser. 4484, Class TI, IO, 3.50%, 11/15/44	15,345,084	2,555,448
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	6,440,632	625,851
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	26,142,474	1,326,862
IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.495%, 3/15/44	13,597,842	2,146,750
IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.495%, 8/15/43	12,660,882	2,145,842
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	31,786,150	5,790,136
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	21,430,928	1,934,592
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	12,112,435	679,750
FRB Ser. 57, Class 1AX, IO, 0.367%, 7/25/43(WAC)	9,658,400	96,584
Ser. 3314, PO, zero %, 11/15/36	17,051	16,636
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	31,675	22,766
Ser. 1208, Class F, PO, zero %, 2/15/22	5,385	5,170
Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.306%, 3/25/25	935,000	984,867
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.377%, 3/25/36	541,383	788,811
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.878%, 11/25/34	137,133	154,905
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 7.056%, 2/25/25	3,588,475	3,829,279
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/25	2,145,238	2,280,958
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	18,528,875	4,470,460
Ser. 15-69, IO, 6.00%, 9/25/45	22,032,772	5,613,003
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	31,893,307	7,389,137
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	59,564,990	12,503,883
Ser. 15-30, IO, 5.50%, 5/25/45	2,540,013	549,964
Ser. 399, Class 2, IO, 5.50%, 11/25/39	32,228	7,193
Ser. 374, Class 6, IO, 5.50%, 8/25/36	1,299,407	249,045
Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	20,879,989	4,669,392
Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,472,829	279,088
Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	43,706,547	8,352,164
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	8,702,895	2,027,132
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	10,605,980	1,263,173
Ser. 404, Class 2, IO, 4.50%, 5/25/40	121,703	24,770
Ser. 366, Class 22, IO, 4.50%, 10/25/35	151,911	3,659
Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	30,738,255	5,340,772
Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	19,931,888	3,262,252
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	11,936,437	2,183,257
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	20,495,044	3,162,385
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	16,047,538	1,955,906
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	7,894,163	1,141,891
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	9,126,657	1,490,383
Ser. 405, Class 2, IO, 4.00%, 10/25/40	140,146	29,307
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 3.944%, 4/25/42	8,292,034	1,319,312
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.894%, 4/25/40	10,771,841	1,804,283
IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.694%, 6/25/45	4,527,004	643,319
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.644%, 10/25/41	12,794,883	1,097,161
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 12/25/48	2,107,719	304,302
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 12/25/46	64,736,943	8,982,251
IFB Ser. 16-82, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 11/25/46	82,734,976	11,026,801
IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 9/25/46	45,523,461	6,261,297
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	48,798,805	7,906,870
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	30,996,931	4,325,417
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	7,251,815	739,714
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	22,482,733	2,394,411
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	22,059,009	3,011,937
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	28,527,377	3,971,639
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.444%, 2/25/43	42,981,408	7,629,200
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.394%, 10/25/41	29,480,713	3,869,343
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	39,149,748	3,964,029
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	12,038,792	729,623
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	9,165,547	623,257
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	26,505,965	1,710,536
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	18,438,966	1,703,208
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	13,825,833	746,595
FRB Ser. 01-50, Class B1, IO, 0.378%, 10/25/41(WAC)	174,824	752
FRB Ser. 02-W8, Class 1, IO, 0.303%, 6/25/42(WAC)	6,522,802	52,835
Ser. 99-51, Class N, PO, zero %, 9/17/29	40,447	36,908
Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	18,618	1,735
Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	4,437,418	94,073
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	18,961,655	4,973,487
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	7,989,256	1,803,742
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	10,832,180	2,125,815
Ser. 18-37, IO, 5.00%, 3/20/48	26,139,246	5,685,286
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	12,936,535	2,959,232
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	10,556,884	2,381,844
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	19,937,664	4,540,404
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	23,988,901	3,301,832
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	33,800,053	7,360,333
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,440,055	982,318
Ser. 14-132, IO, 5.00%, 9/20/44	13,444,200	2,937,289
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	14,262,471	2,845,059
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	5,245,748	1,157,212
Ser. 12-146, IO, 5.00%, 12/20/42	9,403,335	2,137,378
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	37,925,823	8,354,646
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	11,928,601	2,667,116
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	58,090,133	12,803,065
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	35,832,918	8,178,505
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,627,544	567,056
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	18,311,736	4,130,212
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	16,333,783	3,604,128
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	17,596,532	3,624,446
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	10,373,958	1,298,612
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	23,163,785	4,644,988
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	14,526,639	3,032,436
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	15,850,043	3,325,149
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	13,781,474	1,818,176
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	3,502,513	499,388
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	19,302,425	3,875,550
Ser. 13-167, IO, 4.50%, 9/20/40	6,803,836	1,526,691
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	9,406,175	1,935,696
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	26,998,909	5,572,575
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	19,114,436	4,150,700
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	14,307,112	2,861,422
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	19,071,226	3,197,482
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 4.28%, 1/20/43	44,716,920	7,758,055
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 4.11%, 6/20/40	2,276,975	386,297
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	21,632,713	3,936,937
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	43,790,420	6,819,920
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	25,965,699	4,166,715
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	10,004,369	1,393,208
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	13,481,944	2,748,386
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	12,004,115	2,253,994
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	11,971,014	1,314,637
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	7,928,720	1,463,007
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	8,751,126	1,703,056
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	4,716,930	799,200
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	14,751,689	2,212,753
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,306,015	1,034,728
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	17,489,894	2,579,768
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.78%, 8/20/48	67,336,390	9,090,413
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.78%, 7/20/48	45,025,910	6,247,345
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 8/20/48	60,953,470	8,490,087
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 7/20/48	49,679,837	6,728,488
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 6/20/48	38,769,591	5,282,357
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 5/20/48	40,752,402	5,603,455
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 10/20/43	48,316,958	7,177,967
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 9/20/43	8,837,094	1,309,304
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 3/20/43	3,688,869	367,301
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 5/20/41	36,414,562	5,427,722
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 2/20/40	9,496,434	1,466,345
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.645%, 7/16/43	9,595,603	1,407,484
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.63%, 10/20/45	28,201,608	4,502,550
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.63%, 4/20/44	10,662,874	1,586,529
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.63%, 4/20/44	15,705,593	2,223,283
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.63%, 3/20/44	17,174,287	2,556,221
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.63%, 1/20/44	30,476,423	4,663,990
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.63%, 12/20/43	10,998,803	1,807,808
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	19,997,805	3,248,444
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	15,458,531	2,457,597
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	41,193,867	4,321,236
Ser. 16-79, IO, 3.50%, 6/20/46	28,875,867	4,717,162
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	29,036,139	4,995,627
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	45,637,618	7,244,972
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	50,683,736	8,493,276
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45	39,658,674	5,846,648
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	20,994,699	2,026,408
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	15,711,168	1,981,444
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	10,122,112	1,225,722
Ser. 13-76, IO, 3.50%, 5/20/43	28,726,639	5,088,925
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	22,163,249	3,658,952
Ser. 13-28, IO, 3.50%, 2/20/43	7,884,953	1,301,017
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	18,318,230	3,032,583
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	17,281,791	2,867,049
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	12,241,762	1,996,020
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	32,540,903	5,718,088
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	24,684,521	4,427,907
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	10,488,428	787,350
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	17,104,820	1,611,103
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	21,999,154	2,622,299
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	26,847,793	2,282,062
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	32,314,615	3,515,830
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	22,524,746	1,928,118
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	26,810,023	3,086,769
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	16,676,863	1,209,073
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	8,948,390	748,125
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.13%, 8/20/44	27,501,727	3,506,470
Ser. 18-H01, IO, 2.62%, 12/20/67(WAC)	30,171,344	4,050,413
Ser. 17-H03, Class EI, IO, 2.558%, 1/20/67(WAC)	29,251,822	4,387,774
Ser. 18-H04, IO, 2.535%, 2/20/68(WAC)	54,428,944	7,469,828
Ser. 16-H22, Class AI, IO, 2.524%, 10/20/66(WAC)	50,853,736	5,632,865
Ser. 17-H02, Class BI, IO, 2.504%, 1/20/67(WAC)	25,962,709	3,234,954
Ser. 16-H23, Class NI, IO, 2.464%, 10/20/66(WAC)	114,875,420	12,967,686
Ser. 16-H24, Class JI, IO, 2.401%, 11/20/66(WAC)	24,440,785	3,024,548
Ser. 17-H06, Class BI, IO, 2.373%, 2/20/67(WAC)	62,503,848	7,400,801
Ser. 16-H04, Class HI, IO, 2.366%, 7/20/65(WAC)	60,806,303	5,535,788
Ser. 18-H01, Class XI, IO, 2.34%, 1/20/68(WAC)	44,198,220	7,126,963
Ser. 18-H02, Class HI, IO, 2.317%, 1/20/68(WAC)	74,467,264	10,437,053
Ser. 18-H02, Class EI, IO, 2.295%, 1/20/68(WAC)	89,013,698	12,114,208
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66(WAC)	44,010,720	4,867,737
Ser. 18-H05, Class BI, IO, 2.191%, 2/20/68(WAC)	85,731,584	11,533,578
Ser. 17-H08, Class NI, IO, 2.188%, 3/20/67(WAC)	65,387,224	7,474,058
Ser. 17-H06, Class MI, IO, 2.181%, 2/20/67(WAC)	50,584,319	5,859,586
Ser. 17-H18, Class FI, IO, 2.161%, 9/20/67(WAC)	45,137,781	6,544,978
Ser. 15-H18, Class BI, IO, 2.148%, 7/20/65(WAC)	46,043,691	4,276,224
Ser. 16-H17, Class KI, IO, 2.141%, 7/20/66(WAC)	29,802,057	3,278,227
Ser. 18-H03, Class XI, IO, 2.125%, 2/20/68(WAC)	107,948,754	14,842,954
Ser. 17-H20, Class HI, IO, 2.113%, 10/20/67(WAC)	42,790,924	5,990,729
Ser. 15-H15, Class BI, IO, 2.106%, 6/20/65(WAC)	73,937,878	7,144,469
Ser. 15-H20, Class BI, IO, 2.073%, 8/20/65(WAC)	50,961,246	4,579,200
Ser. 17-H16, Class JI, IO, 2.055%, 8/20/67(WAC)	44,789,682	6,326,543
Ser. 15-H24, Class AI, IO, 2.054%, 9/20/65(WAC)	38,921,407	3,632,224
Ser. 17-H12, Class QI, IO, 1.988%, 5/20/67(WAC)	56,704,374	6,666,904
Ser. 18-H05, Class AI, IO, 1.983%, 2/20/68(WAC)	66,540,312	8,993,339
Ser. 17-H11, Class TI, IO, 1.952%, 4/20/67(WAC)	34,585,347	4,392,685
Ser. 15-H12, Class AI, IO, 1.843%, 5/20/65(WAC)	85,765,925	7,517,984
Ser. 17-H16, IO, 1.838%, 8/20/67(WAC)	42,351,963	5,636,496
Ser. 17-H11, Class DI, IO, 1.832%, 5/20/67(WAC)	33,525,335	3,855,414
Ser. 15-H23, Class DI, IO, 1.827%, 9/20/65(WAC)	39,950,167	3,703,979
Ser. 15-H15, Class AI, IO, 1.799%, 6/20/65(WAC)	47,830,489	4,098,082
FRB Ser. 15-H08, Class CI, IO, 1.781%, 3/20/65(WAC)	66,193,363	5,633,981
Ser. 17-H05, Class CI, IO, 1.774%, 2/20/67(WAC)	34,055,682	4,372,238
Ser. 17-H06, Class DI, IO, 1.759%, 2/20/67(WAC)	36,266,683	3,034,847
Ser. 15-H23, Class BI, IO, 1.721%, 9/20/65(WAC)	74,899,008	6,102,512
Ser. 15-H10, Class BI, IO, 1.713%, 4/20/65(WAC)	38,215,890	3,439,812
Ser. 17-H09, IO, 1.706%, 4/20/67(WAC)	49,385,883	4,964,071
Ser. 15-H03, Class CI, IO, 1.703%, 1/20/65(WAC)	73,071,792	5,662,990
Ser. 17-H10, Class MI, IO, 1.697%, 4/20/67(WAC)	100,765,558	9,640,266
Ser. 16-H27, Class EI, IO, 1.677%, 12/20/66(WAC)	43,616,093	4,259,417
Ser. 14-H25, Class BI, IO, 1.673%, 12/20/64(WAC)	51,698,758	4,003,087
Ser. 16-H14, IO, 1.664%, 6/20/66(WAC)	53,757,278	3,558,033
Ser. 16-H18, IO, 1.639%, 8/20/66(WAC)	59,629,269	4,366,711
Ser. 16-H12, Class AI, IO, 1.635%, 7/20/65(WAC)	56,346,484	4,463,600
Ser. 15-H01, Class BI, IO, 1.556%, 1/20/65(WAC)	42,688,268	2,839,538
Ser. 17-H03, Class HI, IO, 1.555%, 1/20/67(WAC)	80,623,482	6,449,878
Ser. 16-H08, Class AI, IO, 1.51%, 8/20/65(WAC)	54,551,354	4,167,014
Ser. 14-H06, Class BI, IO, 1.465%, 2/20/64(WAC)	47,904,138	2,311,566
Ser. 12-H29, Class AI, IO, 1.457%, 10/20/62(WAC)	30,606,261	1,075,871
Ser. 12-H29, Class FI, IO, 1.457%, 10/20/62(WAC)	30,606,261	1,075,871
Ser. 18-H15, Class EI, IO, 1.383%, 8/20/68(WAC)	86,335,518	8,685,353
Ser. 16-H06, Class CI, IO, 1.366%, 2/20/66(WAC)	46,558,957	3,064,091
Ser. 06-36, Class OD, PO, zero %, 7/16/36	9,456	7,744

		865,294,377
Commercial mortgage-backed securities (7.4%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	26,694,505	267
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.504%, 11/10/42(WAC)	5,961,210	5,391,199
FRB Ser. 05-1, Class C, 5.504%, 11/10/42(WAC)	8,629,000	3,922,398
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.465%, 1/12/45(WAC)	5,417,000	4,875,300
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	4,190,000	4,197,249
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,093,687
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	4,966,428	4,966,428
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42(WAC)	4,680,000	4,188,600
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39(WAC) (In default)(NON)	8,260,000	1,042,990
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	8,325,022	325
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)	13,980,000	13,619,727
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.926%, 5/10/47(WAC)	1,877,000	1,709,863
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45(WAC)	6,575,000	5,698,289
FRB Ser. 13-CR9, Class D, 4.257%, 7/10/45(WAC)	5,143,000	4,389,803
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	8,230,231
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.872%, 12/15/39(WAC)	9,729,359	43,840
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.985%, 9/15/39(WAC)	580,698	580,698
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	10,781,406	7,283,919
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	1,170,402	1,194,992
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	10,407,000	9,196,136
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41	84,013	84,473
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.369%, 7/10/39(WAC)	2,609,999	1,566
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	252,248	245,717
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	8,991,000	7,861,901
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.811%, 2/15/47(WAC)	6,385,000	5,690,389
FRB Ser. 14-C18, Class E, 4.311%, 2/15/47(WAC)	7,852,000	5,798,977
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47(WAC)	16,714,000	13,844,775
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	9,892,346
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46(WAC)	316,000	264,084
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51(WAC)	2,657,222	2,657,222
FRB Ser. 12-C8, Class E, 4.652%, 10/15/45(WAC)	1,151,999	1,087,895
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	10,405,607
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.128%, 4/20/48(WAC)	9,081,000	8,177,259
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.787%, 12/15/49(WAC)	1,488,071	1,097
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)	4,926,000	4,480,028
Ser. 14-C15, Class F, 4.00%, 4/15/47	157,000	124,654
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,540,170
Ser. 14-C18, Class D, 3.389%, 10/15/47	7,332,440	5,707,572
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	7,910,838	2,172,791
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	5,560,000	5,256,902
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.107%, 1/11/43(WAC)	4,224,356	4,169,862
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	7,066,000	5,936,076
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/19 (Cayman Islands)(WAC) (In default)(NON)	1,590,000	15,105
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	4,414,162	332,823
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.892%, 5/10/63(WAC)	6,847,000	4,805,396
Ser. 13-C6, Class E, 3.50%, 4/10/46	19,613,000	14,359,246
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.076%, 6/15/45(WAC)	117,187	105,761
FRB Ser. 05-C21, Class D, 5.226%, 10/15/44(WAC)	9,887,730	9,795,530
FRB Ser. 07-C34, IO, 0.107%, 5/15/46(WAC)	10,648,975	3,450
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46(WAC)	14,132,111	12,529,134
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	8,878,674
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)	508,000	508,367
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	4,531,453
FRB Ser. 12-C9, Class E, 4.78%, 11/15/45(WAC)	6,516,000	5,596,006
FRB Ser. 13-C15, Class D, 4.473%, 8/15/46(WAC)	22,811,996	19,611,868
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45(WAC)	21,408,000	18,735,345
Ser. 13-C12, Class E, 3.50%, 3/15/48	3,747,000	2,950,624

		288,786,086
Residential mortgage-backed securities (non-agency) (12.3%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 4.086%, 11/27/36(WAC)	11,706,063	9,774,562
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.485%, 6/26/35	998,671	994,679
Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1, 4.406%, 9/25/35(WAC)	3,293,320	3,059,829
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.736%, 9/25/46	6,777,451	6,742,859
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 7.256%, 10/25/27 (Bermuda)	2,376,000	2,465,100
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 5.156%, 8/25/28 (Bermuda)	730,000	747,338
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.686%, 11/25/47	4,218,339	3,451,076
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.856%, 3/25/37	10,966,623	9,298,060
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 2.686%, 3/25/37	1,513,374	1,270,982
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.117%, 8/25/46	5,362,157	4,709,456
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.097%, 6/25/46	12,175,412	11,180,973
FRB Ser. 06-OA7, Class 1A1, 2.923%, 6/25/46(WAC)	3,458,953	2,968,819
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.856%, 9/25/35	11,162,429	10,145,702
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.846%, 2/25/37	5,969,887	3,459,939
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.80%, 11/20/35	25,169,832	23,696,926
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	4,296,639	3,652,144
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	7,506,315	6,718,152
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	14,605,141	12,425,323
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.696%, 12/25/36	11,784,772	6,968,948
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 13.006%, 5/25/28	6,340,931	8,356,922
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.506%, 7/25/28	762,697	985,955
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.856%, 4/25/28	11,930,389	15,019,000
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 10.056%, 12/25/27	8,557,292	9,919,202
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.656%, 10/25/29	5,310,000	5,866,161
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.456%, 7/25/29	3,062,000	3,358,778
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.356%, 3/25/29	3,145,000	3,427,958
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 6.056%, 8/25/29	1,528,000	1,616,313
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.656%, 7/25/30	1,410,000	1,306,891
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.806%, 9/25/30	6,320,000	6,175,245
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.206%, 12/25/30	6,635,000	6,327,121
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.756%, 9/25/28	13,965,296	19,855,371
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.256%, 10/25/28	7,741,147	10,599,715
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.256%, 8/25/28	7,819,239	10,979,822
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%, 10/25/28	8,942,422	10,113,386
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%, 4/25/28	21,484,373	24,186,480
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 8.006%, 9/25/29	20,778,000	23,280,939
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.806%, 10/25/28	4,103,000	4,731,750
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.506%, 7/25/25	13,440,131	14,821,279
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.506%, 7/25/25	6,449,322	7,050,244
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.356%, 10/25/29	5,357,000	5,815,921
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.956%, 1/25/29	1,010,000	1,102,443
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.856%, 5/25/29	3,840,000	4,160,909
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.806%, 2/25/25	232,992	251,531
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%, 4/25/29	501,000	550,354
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1, (1 Month US LIBOR + 4.00%), 6.506%, 8/25/30	2,208,000	2,157,954
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/30	1,626,000	1,631,542
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/25	1,381,615	1,488,897
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 6.256%, 10/25/30	500,000	472,335
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.156%, 9/25/29	1,640,000	1,741,890
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.106%, 1/25/30	3,517,000	3,503,306
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.056%, 7/25/30	8,029,000	7,674,841
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.056%, 7/25/29	8,093,000	8,575,373
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.306%, 2/25/30	5,574,900	5,685,278
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.156%, 2/25/30	4,510,000	4,602,075
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.056%, 12/25/30	2,690,000	2,657,124
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.856%, 1/25/31	2,110,000	2,042,431
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.706%, 8/25/30	5,366,000	5,244,912
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.606%, 3/25/31	2,310,000	2,224,466
Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 8.256%, 7/25/29	4,310,000	4,959,633
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.686%, 5/25/36	11,804,333	5,103,878
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.816%, 5/25/37	7,944,782	5,847,016
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.99%, 5/19/35	22,562,168	14,224,793
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.706%, 6/25/37	5,647,541	3,204,979
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.506%, 4/25/27 (Bermuda)	4,010,000	4,080,175
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.356%, 7/25/28 (Bermuda)	17,300,000	17,213,500
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.206%, 3/25/28 (Bermuda)	6,240,000	6,193,200
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.716%, 8/25/36	13,090,965	11,585,505
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.215%, 12/25/35(WAC)	8,330,070	8,129,186
FRB Ser. 05-AR10, Class 1A3, 4.126%, 9/25/35(WAC)	5,850,693	5,775,683
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.996%, 10/25/45	9,951,389	9,458,562
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.906%, 12/25/45	2,881,031	2,827,588
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.856%, 12/25/45	2,770,564	2,610,619
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 4.595%, 3/25/36(WAC)	3,900,974	3,861,964
FRB Ser. 06-AR5, Class 1A1, 4.214%, 4/25/36(WAC)	4,034,562	4,074,908

		482,444,170

Total mortgage-backed securities (cost $1,673,611,403)		$1,636,524,633

CORPORATE BONDS AND NOTES (28.7%)(a)
		Principal amount	Value
Basic materials (3.6%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$2,625,000	$2,677,500
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		515,000	504,700
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		1,490,000	1,426,675
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		2,995,000	2,819,044
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		450,000	469,688
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		1,864,000	1,963,911
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,865,000	1,762,425
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		2,100,000	1,845,375
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		1,881,000	1,862,190
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		3,316,000	3,291,131
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,105,000	2,895,413
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,267,000	4,000,313
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		2,916,000	2,704,590
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		2,785,000	2,617,900
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		5,975,000	5,362,563
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		2,000,000	1,987,480
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		800,000	780,176
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,675,000	1,603,813
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,256,000	2,523,400
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		1,147,000	1,032,300
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,764,000	1,777,230
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		771,000	693,900
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		4,624,000	4,161,600
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		2,615,000	2,356,769
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		2,370,000	2,186,325
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		511,000	448,403
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		1,596,000	1,548,120
Diamond (BC) BV sr. unsec. notes Ser. REGS, 5.625%, 8/15/25	EUR	600,000	583,906
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	2,355,000	2,291,832
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		$4,360,000	3,575,200
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		1,760,000	1,412,400
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		1,849,000	1,645,610
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		1,943,000	2,003,719
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,134,000	863,258
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		5,916,000	5,768,100
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		2,305,000	2,253,138
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		2,825,000	2,556,625
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		1,910,000	1,633,050
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		857,000	863,428
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		1,937,000	1,782,040
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		2,158,000	2,082,470
MEG Energy Corp. 144A sr. unsec. notes 7.875%, 7/15/26		1,715,000	1,543,500
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		635,000	654,050
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,601,000	1,564,978
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,190,000	1,065,050
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		470,000	468,825
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		1,274,000	1,066,976
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,425,000	1,261,125
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		5,660,000	5,320,400
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		2,068,000	1,881,880
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,824,000	2,615,730
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		4,131,000	4,802,288
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		3,820,000	3,590,800
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	400,000	423,004
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		$1,692,000	1,603,170
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		570,000	523,688
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,985,000	1,965,150
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		1,557,000	1,535,592
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		2,765,000	2,564,121
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,090,000	1,976,198
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		1,312,000	1,249,681
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		2,285,000	2,136,475
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		2,556,000	2,338,740
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		750,000	607,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		3,261,000	3,000,120
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		860,000	851,400
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		2,224,000	2,240,680
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,858,000	1,871,935
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,381,000	2,369,095

			139,709,861
Capital goods (1.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		3,649,000	3,247,610
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23 (Luxembourg)(PIK)		848,058	720,849
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		3,765,000	3,736,763
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		1,390,000	1,283,137
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		1,568,000	1,605,241
Berry Global, Inc. 144A notes 4.50%, 2/15/26		1,990,000	1,820,850
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		848,000	871,320
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		4,667,000	4,398,648
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		3,209,000	3,261,146
Covanta Holding Corp. sr. unsec. notes 6.00%, 1/1/27		990,000	886,050
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		1,965,000	1,852,013
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,765,000	2,944,725
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		2,215,000	2,151,319
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		1,555,000	1,368,400
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		4,265,000	4,334,306
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		4,937,000	4,295,190
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	1,200,000	1,099,521
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$1,865,000	1,860,338
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		1,433,000	1,361,350
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		3,565,000	3,235,238
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,390,000	1,369,150
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		3,088,000	3,041,680
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		1,791,000	1,688,018
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		4,322,000	3,695,310
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		645,000	615,975
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		3,651,000	3,395,430
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		2,894,000	2,575,660
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		1,968,000	1,810,560
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		850,000	782,000
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		4,019,000	3,441,269

			68,749,066
Communication services (3.6%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		1,050,000	1,006,688
Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		670,000	611,375
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		540,000	448,875
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	1,185,000	1,077,807
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$5,005,000	4,560,806
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		4,250,000	4,085,312
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		2,520,000	2,507,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.875%, 5/1/27		315,000	305,550
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		1,527,000	1,496,460
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		5,653,000	5,497,543
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		3,000,000	2,430,000
CommScope Technologies, LLC 144A sr. unsec. notes 6.00%, 6/15/25		2,419,000	2,201,290
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,050,000	4,627,063
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		2,060,000	2,121,800
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		7,940,000	8,059,100
CSC Holdings, LLC 144A sr. unsec. notes 7.50%, 4/1/28		4,505,000	4,493,738
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		1,728,000	1,693,440
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		568,000	556,640
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		1,483,000	1,666,521
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		1,140,000	1,226,925
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		6,600,000	5,172,750
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		7,044,000	5,670,420
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		2,822,000	2,758,506
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		665,000	669,988
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		2,286,000	1,422,920
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		1,578,000	1,096,710
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		4,169,000	3,647,875
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		6,935,000	5,964,100
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		4,869,000	4,881,173
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		1,124,000	1,104,331
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,625,000	4,231,875
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		4,231,000	3,945,408
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		3,402,000	3,214,890
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		10,036,000	10,299,446
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		3,845,000	3,935,358
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		1,020,938	1,008,176
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,740,000	3,777,400
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		1,889,000	1,897,935
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		2,880,000	2,779,200
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		555,000	541,125
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		1,760,000	1,592,800
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		730,000	669,776
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	3,640,500	4,562,578
UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$1,200,000	1,077,000
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		3,535,000	3,535,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,073,000	1,958,985
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)	EUR	3,165,000	3,574,877
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	600,000	756,990
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	1,350,000	1,624,058
Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)	EUR	1,025,000	1,133,336

			139,179,319
Consumer cyclicals (4.6%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		$5,627,000	4,811,085
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		756,000	648,270
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		939,000	826,320
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		580,000	549,550
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		1,509,000	1,493,910
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		2,420,000	2,262,700
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		1,335,000	1,264,913
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		1,945,000	1,906,100
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		3,868,000	3,597,240
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		6,000	5,910
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		2,061,000	1,978,560
Cirsa Finance International SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)		1,130,000	1,116,214
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		4,577,000	4,577,000
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	1,200,000	1,186,703
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$6,204,000	5,568,091
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		2,790,000	2,399,400
Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		385,000	363,825
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		1,475,000	1,416,000
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,394,000	1,432,335
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		1,940,000	1,883,022
Gray Escrow, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,255,000	3,167,668
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		1,496,000	1,394,721
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		1,375,000	1,289,063
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,250,000	3,046,876
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		4,276,000	4,019,440
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		581,000	389,270
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,085,000	1,059,177
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,345,000	1,328,188
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		450,000	421,875
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		820,000	723,650
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		2,840,000	2,470,800
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		5,216,000	5,528,960
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		3,634,000	3,670,340
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		645,000	664,350
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		1,361,000	449,130
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,050,000	887,250
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,200,000	1,050,000
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,029,000	1,029,000
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		1,817,000	1,794,288
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		2,091,000	1,986,450
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		3,192,000	3,120,180
Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	1,180,000	1,235,173
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$1,798,000	1,678,882
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		662,000	601,593
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		3,230,000	3,157,325
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		4,572,000	4,411,980
Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		1,158,000	799,020
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21		1,604,188	673,759
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		1,280,000	528,000
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		8,679,000	8,114,865
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,367,000	1,278,145
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		3,597,000	3,435,135
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		2,510,000	2,466,075
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		246,000	243,540
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		2,207,000	2,144,870
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		1,260,000	1,127,700
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		4,243,000	4,232,393
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		733,000	681,690
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		1,901,000	1,779,811
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		740,000	431,050
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,889,000	1,955,115
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		750,000	723,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		3,266,000	3,168,020
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		2,214,000	2,202,930
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		6,036,000	6,126,540
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		3,560,000	3,337,500
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		1,392,000	1,228,440
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		2,578,000	2,584,445
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,062,000	3,711,653
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		2,830,000	2,667,275
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		5,090,000	4,797,326
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		2,045,000	1,942,136
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		90,000	91,463
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		75,000	72,188
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		2,834,000	2,718,090
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,416,000	2,268,020
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	121,800
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,565,000	1,463,275
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)	EUR	700,000	569,189
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		$1,945,000	1,735,913
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		1,804,000	1,813,020
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		2,003,000	1,757,633
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		1,745,000	1,631,575
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		3,816,000	3,405,781
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		2,935,000	2,802,925
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,220,000	1,128,500
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		1,630,000	1,564,800
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		3,791,000	3,336,080

			178,724,212
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		2,285,000	2,079,350
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		1,600,000	1,472,000
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		2,155,000	2,063,413
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		445,000	400,500
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		4,985,000	4,249,713
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		1,892,000	1,655,500
Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		2,870,000	2,310,350
EI Group PLC sr. unsec. notes 7.50%, 3/15/24 (United Kingdom)	GBP	1,200,000	1,529,413
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	1,200,000	1,305,646
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$1,388,000	999,360
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		4,321,000	4,148,160
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		3,068,000	2,891,591
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		2,987,000	2,733,105
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		1,680,000	1,625,400
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		1,680,000	1,621,200
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,055,000	981,150
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,727,040
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		440,000	427,900
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		4,223,000	3,874,604
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		715,000	721,256
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		1,595,000	1,455,438
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		1,055,000	1,040,494
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		1,290,000	1,253,493
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		3,228,000	2,550,120

			45,116,196
Energy (6.8%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		1,101,000	1,098,248
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		7,464,000	4,627,680
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		1,618,000	1,537,100
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		2,529,000	2,440,485
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		3,029,000	2,938,130
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		1,018,550	1,041,773
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		1,176,000	1,064,280
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		2,420,000	2,093,300
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		1,102,000	969,760
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		2,825,000	1,913,938
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		3,967,000	3,947,165
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		3,690,000	3,483,545
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		671,000	563,640
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		2,750,000	2,426,876
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		302,000	260,475
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26		3,009,000	2,542,605
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		1,342,000	1,187,766
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		5,536,000	5,240,761
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		3,792,000	3,261,120
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		1,860,000	1,674,000
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		1,030,000	1,006,825
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		1,311,000	1,291,335
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		367,000	266,993
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		2,042,000	1,899,060
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		1,042,000	838,810
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		4,923,000	4,799,925
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		720,000	694,800
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		2,105,000	2,147,100
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		835,000	849,613
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		4,575,000	3,774,375
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		1,368,000	1,012,320
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		1,495,000	1,121,250
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		3,236,000	1,440,020
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		1,145,000	472,313
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		526,000	391,870
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		3,645,000	3,225,825
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		3,407,000	3,296,273
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		3,898,000	3,781,060
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		2,477,000	2,130,220
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		1,728,000	1,607,040
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		97,000	92,635
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		380,000	359,100
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,345,000	1,365,175
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		2,750,000	2,081,942
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		330,000	261,928
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		2,593,000	2,625,413
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		1,765,000	1,729,700
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		1,005,000	954,750
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		735,000	556,763
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		1,446,000	1,232,716
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		994,000	924,420
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,484,000	1,398,671
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		1,870,000	1,580,150
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		34,226,000	35,167,216
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		1,444,000	1,422,340
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		17,885,000	20,031,200
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		4,451,000	4,506,638
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		23,947,000	24,515,741
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		8,424,000	7,918,560
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		5,730,000	5,472,150
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,537,000	226,708
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		4,617,000	685,971
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		24,565,000	3,623,338
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		18,553,000	17,525,683
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		13,632,000	10,970,189
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		1,665,000	1,551,780
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		2,216,000	2,143,980
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		1,655,000	1,688,992
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		1,639,000	1,491,490
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		775,000	808,602
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		2,760,000	2,194,200
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		736,000	625,600
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		3,730,000	373
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		840,000	743,400
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		1,650,000	1,435,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		2,020,000	1,939,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		1,082,000	1,014,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		3,790,000	3,429,950
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,635,000	1,577,775
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		2,565,000	1,942,989
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		525,000	522,375
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		3,669,000	3,700,187
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		2,490,000	2,390,400
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		1,231,000	1,154,063
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		2,902,000	1,770,220
Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		388,000	232,800
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		1,145,000	981,838
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		576,000	749,351
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		853,000	1,030,391
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		317,000	331,265
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		1,818,000	1,645,290
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		511,000	496,948

			265,182,105
Financials (3.1%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		2,006,000	1,955,850
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		40,000	39,400
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		9,932,000	11,024,520
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,193,000	1,187,035
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,221,000	1,391,940
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,685,000	1,706,063
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		4,170,000	4,086,600
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		2,072,000	2,025,381
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		781,000	770,261
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		3,987,000	3,727,845
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,735,000	2,605,088
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		2,038,000	2,032,906
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		1,285,000	1,212,719
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	3,914,625
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,473,104
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		2,080,000	1,934,400
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,155,000	1,109,823
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		1,662,000	1,421,010
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		2,119,000	1,817,043
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		1,735,000	1,721,988
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,191,000	1,177,911
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		1,290,000	1,306,125
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,217,000	2,000,843
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		1,110,000	1,098,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		1,075,000	1,061,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		3,267,000	3,201,660
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,225,953
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		725,000	701,438
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		750,000	701,175
Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		2,675,000	3,610,449
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	100,000	204,308
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		$1,455,000	1,430,440
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		4,195,000	3,932,813
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		935,000	1,176,931
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		680,000	595,000
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,241,917
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$3,743,000	3,649,425
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		2,500,000	2,250,000
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		1,370,000	1,366,575
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,445,000	2,998,182
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		3,515,000	3,479,850
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		1,580,000	1,514,726
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	932,663
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		1,745,000	1,561,775
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		640,000	641,523
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	1,818,000
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		2,000,000	1,877,500
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		3,437,000	2,765,754
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		5,790,000	5,847,900
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		1,400,000	1,342,839
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		1,786,000	1,639,727
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		10,740,000	10,686,300
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		610,000	591,700
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		1,930,000	1,886,575
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		3,560,000	3,159,501

			121,835,542
Health care (2.3%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		4,120,000	3,440,200
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		1,886,000	999,580
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	2,090,000	2,258,435
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$550,000	512,875
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		1,540,000	1,532,300
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		4,552,000	3,971,621
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		3,896,000	3,603,800
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		826,000	813,610
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		1,985,000	2,004,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		660,000	663,300
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		3,974,000	3,705,756
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		2,705,000	2,769,244
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,466,000	1,447,675
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		950,000	923,875
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		9,064,000	8,237,363
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		4,372,000	1,989,260
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		2,609,000	1,904,570
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		500,000	358,750
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		3,063,000	2,312,565
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,642,000	1,629,685
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		3,345,000	3,169,388
HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22		2,000,000	2,050,000
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		741,000	785,460
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,400,000	3,253,800
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		2,287,000	2,447,090
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		2,404,000	1,664,770
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,175,000	2,098,875
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		395,000	360,438
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		2,396,000	2,156,400
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		2,587,000	2,593,468
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		600,000	564,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,990,000	4,940,100
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		1,831,000	1,753,183
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		4,416,000	4,471,200
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		1,085,000	1,087,713
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		2,520,000	2,441,731
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		2,240,000	2,157,598
Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	1,200,000	1,237,547
Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		$1,985,000	1,985,000
Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,024,000	1,958,220
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		955,000	919,188
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		835,000	805,775

			89,980,258
Technology (1.1%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		4,103,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		3,824,000	3,498,960
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		7,005,000	7,036,675
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,271,000	2,310,743
Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		730,000	669,775
First Data Corp. 144A notes 5.75%, 1/15/24		4,104,000	4,001,400
First Data Corp. 144A sr. notes 5.375%, 8/15/23		1,705,000	1,675,163
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		3,493,000	2,724,540
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		4,165,000	4,050,463
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		2,564,000	2,479,772
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		825,000	787,875
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		4,493,000	4,785,045
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		5,189,000	4,799,825
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		3,515,000	3,268,950
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		2,410,000	2,090,675

			44,179,861
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		3,638,000	3,647,096

			3,647,096
Utilities and power (0.7%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		4,414,000	4,380,895
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		965,000	943,288
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		860,000	838,500
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		2,193,000	2,105,280
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		1,946,000	1,780,590
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,105,000	1,008,313
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		510,000	499,800
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	2,691,559
Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		1,162,000	1,225,910
Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		999,000	1,078,920
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		1,695,000	1,724,663
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		837,000	816,075
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		1,216,000	1,266,161
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		2,133,000	2,148,998
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		755,000	724,800
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		2,863,000	2,755,638

			25,989,390

Total corporate bonds and notes (cost $1,216,405,239)			$1,122,292,906

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.8%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$193,509	$219,479
5.00%, 12/20/48	3,526,341	3,701,418
4.50%, TBA, 1/1/49	74,000,000	76,532,191
4.50%, with due dates from 11/20/48 to 12/20/48	8,711,218	9,019,513
4.00%, TBA, 1/1/49	40,000,000	40,959,376
4.00%, 10/20/45	17,141,743	17,613,142

		148,045,119
U.S. Government Agency Mortgage Obligations (20.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, TBA, 1/1/49	44,000,000	44,840,470
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/49	23,000,000	24,327,891
4.00%, TBA, 1/1/49	323,000,000	329,232,899
3.50%, TBA, 1/1/49	351,000,000	350,835,451
2.50%, TBA, 1/1/49	44,000,000	41,648,750

		790,885,461

Total U.S. government and agency mortgage obligations (cost $926,375,857)		$938,930,580

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.750%, 9/30/22(i)	$112,000	$109,557
1.500%, 10/31/19(i)	454,000	450,940

Total U.S. treasury obligations (cost $560,497)		$560,497

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.0%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$2,500,000	$1,831,626
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		23,405,000	18,782,513
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		15,119,000	11,490,440
Argentina (Republic of) sr. unsec. unsub. notes 5.875%, 1/11/28 (Argentina)		9,325,000	6,650,124
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		16,490,000	12,980,104
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		12,495,000	8,905,187
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		5,580,000	4,868,550
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		16,593,000	16,038,279
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		12,708,000	9,086,220
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		5,740,000	4,706,800
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 52.516%, 5/31/22 (Argentina)	ARS	99,370,000	2,559,450
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$12,315,000	8,805,225
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		11,969,000	9,944,244
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		20,752,000	16,912,880
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		2,735,000	2,406,800
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 4.25%, 1/26/23 (Costa Rica)		5,000,000	4,392,500
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)		5,550,000	5,772,000
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		4,035,000	4,156,050
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		4,148,000	4,723,535
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		9,610,000	10,078,488
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,567,937
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		4,405,000	4,316,900
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		3,035,000	2,875,663
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		7,155,000	6,493,163
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		6,840,000	6,483,025
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		4,150,000	3,797,250
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	17,802,000	21,187,414
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	4,000,000	4,420,027
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	248,000	230,027
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)	EUR	644,642	606,042
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	614,000	586,247
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	814,000	817,525
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	1,051,000	1,065,834
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	2,764,000	2,835,124
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	10,837,000	11,269,578
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	6,993,734	7,330,435
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	12,337,512	13,071,000
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	4,433,876	4,751,327
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	14,152,500	15,276,523
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	14,823,487	16,320,780
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	5,181,000	5,880,092
Hellenic (Republic of) unsec. bonds 4.00%, 1/30/37 (Greece)	EUR	4,000,000	4,020,940
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	4,000,000	4,166,587
Hellenic (Republic of) unsec. notes 3.50%, 1/30/23 (Greece)	EUR	10,000,000	11,534,262
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.125%, 1/15/45 (Indonesia)		$2,500,000	2,457,895
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		7,905,000	8,408,944
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		21,200,000	21,465,001
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		10,245,000	10,078,519
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		3,255,000	3,763,594
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		3,250,000	3,554,688
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	12,249,225
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		5,860,000	5,654,900
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		6,795,000	5,631,356
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		3,920,000	3,513,300
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		6,251,000	5,727,479
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		8,300,000	6,882,775
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)	EUR	4,445,000	4,486,807
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,637,000	1,654,871
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		325,000	328,791
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	189,000
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		6,485,000	6,053,728
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		4,830,000	4,153,800
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		5,520,000	5,517,091
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		34,120,000	33,004,037
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	652,500
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	3,005,018
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		2,093,000	434,298
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		21,992,000	5,058,160
Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	604,760

Total foreign government and agency bonds and notes (cost $506,041,407)			$470,525,254

PURCHASED SWAP OPTIONS OUTSTANDING (3.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
2.92/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.92		$295,408,700	$5,482,785
2.855/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.855		295,408,700	3,914,165
Citibank, N.A.
2.88/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.88		516,877,800	7,928,905
2.84/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.84		295,408,700	3,361,751
2.86/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.86		590,817,900	732,614
(3.29)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.29		93,735,900	94
(3.23)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.23		93,735,900	94
Goldman Sachs International
3.0375/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0375		528,156,000	15,168,640
3.2775/3 month USD-LIBOR-BBA/Jan-20	Jan-19/3.2775		749,884,800	5,159,207
2.99375/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.99375		749,884,800	1,777,227
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		393,878,600	1,536,127
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	464,915,100	1,480,841
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		$393,878,600	850,778
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	464,915,100	820,322
(1.523)/6 month EUR-EURIBOR-Reuters/Feb-49	Feb-19/1.523	EUR	57,197,400	138,932
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		$393,878,600	106,347
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		393,878,600	78,776
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		196,939,100	12,015,254
2.88/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.88		516,877,800	8,192,513
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		157,551,500	6,614,012
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		196,939,100	5,220,856
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	87,284,000	4,230,239
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	34,816,000	3,532,697
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$35,772,300	2,404,614
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	2,352,386
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,783,249
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,741,753
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		157,551,500	1,709,434
(1.545)/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.545	GBP	114,394,600	774,237
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$393,878,600	527,797
(3.25)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.25		374,942,600	375
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	5,247,807
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	5,243,386
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		1,093,918,200	4,605,396
2.80/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.80		150,416,000	1,353,744
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	999,200
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		393,878,600	519,920
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098		236,327,300	229,237
UBS AG
2.9125/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.9125		196,939,100	3,505,516
2.8525/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.8525		196,939,100	2,520,821

Total purchased swap options outstanding (cost $82,563,934)				$123,862,048

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	$140,798,370	GBP	110,464,750	$2,345,419
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	310,521,300		$310,521,300	1,530,249
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	156,454,300		156,454,300	828,113
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	69,059,738	EUR	60,274,700	552,685
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jan-19/$92.26	64,000,000		$64,000,000	1,541,952
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-19/95.81	266,000,000		266,000,000	4,653,404
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.11	99,000,000		99,000,000	2,760,912
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	99,000,000		99,000,000	2,608,056
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	99,000,000		99,000,000	2,455,695
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.41	101,000,000		101,000,000	1,550,451
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.56	101,000,000		101,000,000	1,405,920
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.72	101,000,000		101,000,000	1,264,621
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	200,000,000		200,000,000	26,200
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	200,000,000		200,000,000	19,400
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	200,000,000		200,000,000	14,000

Total purchased options outstanding (cost $16,390,433)					$23,557,077

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
		Principal amount	Value
Basic materials (0.1%)
BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)		$500,000	$451,821
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)		423,000	412,458
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23		675,000	508,299
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	661,895
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	242,794
Wendel SA cv. sr. unsec. notes zero %, 7/31/19 (Units) (France)	EUR	4,613	272,164

			2,549,431
Capital goods (0.1%)
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	600,000	747,913
Bekaert SA cv. sr. unsec. unsub. notes zero %, 6/9/21 (Belgium)	EUR	200,000	198,990
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21		$697,000	647,148
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	148,575
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22		391,000	379,892
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24		621,000	661,377
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)	EUR	100,000	158,214
Safran SA cv. sr. unsec. notes zero %, 12/31/20 (Units) (France)	EUR	1,983	242,701

			3,184,810
Communication services (0.2%)
America Movil SAB de CV cv. sr. unsec. unsub. notes zero %, 5/28/20 (Mexico)	EUR	1,100,000	1,241,649
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	300,000	349,462
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,582,000	1,277,490
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46		343,000	333,989
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23		868,000	1,027,166
Telefonica Participaciones SAU cv. company guaranty sr. unsec. unsub. notes zero %, 3/9/21 (Spain)	EUR	500,000	567,050
Telenor East Holding II AS cv. company guaranty sr. unsec. unsub. notes 0.25%, 9/20/19 (Norway)		$400,000	389,188
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/23		364,000	519,622
Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20 (United Kingdom)	GBP	300,000	368,543

			6,074,159
Conglomerates (—%)
Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. unsub. notes 1.65%, 8/16/19 (Netherlands)		$500,000	520,000

			520,000
Consumer cyclicals (0.2%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24		317,148	393,665
Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		400,000	364,600
Ctrip.com International, Ltd. cv. sr. unsec. notes 1.25%, 9/15/22 (China)		343,000	331,645
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		1,121,000	1,146,167
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		1,235,000	1,322,439
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		759,000	781,710
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23		807,000	821,717
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %, 2/16/21 (Units) (France)		596	189,347
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23		324,000	280,356
Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19		213,000	212,465
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)(NON)	EUR	2,850	205,692
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21		$425,000	469,003
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20		604,000	813,128
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23		955,000	993,774
Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		351,000	425,882
Valeo SA cv. sr. unsec. unsub. notes zero %, 6/16/21 (France)		400,000	359,400

			9,110,990
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23		368,000	444,859
Etsy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/23		214,000	310,166
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22		541,000	718,596
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47		701,000	669,982
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22		751,000	806,627

			2,950,230
Energy (0.1%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	200,000	312,277
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $372,917) (Cayman Islands)(RES)		$566,658	481,659
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45		838,000	582,913
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26		1,237,000	995,614
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		382,000	335,821
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	500,000	568,721
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$800,000	829,092

			4,106,097
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		272,000	264,337
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26, (Germany)	EUR	600,000	725,628
Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37		$350,000	408,517
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		888,000	909,837
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		1,014,000	914,527
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)		610,000	626,972
Unibail-Rodamco SE cv. sr. unsec. notes zero %, 7/1/21 (Units) (France)	EUR	1,530	503,427

			4,353,245
Health care (0.3%)
Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)	EUR	400,000	455,552
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24		$991,000	985,450
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25		318,000	222,544
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23		773,000	780,773
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25		806,000	885,069
Fresenius Medical Care AG & Co KGaA cv. company guaranty sr. unsec. unsub. notes 1.125%, 1/31/20 (Germany)	EUR	200,000	236,475
GN Store Nord cv. sr. unsec. notes Ser. GNDC, zero %, 5/31/22 (Denmark)	EUR	200,000	256,101
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23		$1,403,000	1,439,130
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25		456,000	324,785
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24		573,000	608,534
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)		1,472,000	1,425,673
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes 0.75%, 5/15/23		621,000	549,901
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22		986,000	845,930
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		281,000	335,439
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22		676,000	670,507
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23		545,000	512,300
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25		587,000	687,523
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23		886,000	902,252

			12,123,938
Technology (0.6%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25		1,416,000	1,298,542
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22		195,000	232,300
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19		163,000	231,438
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23		372,000	561,023
Cypress Semiconductor Corp. cv. sr. unsec. notes 2.00%, 2/1/23 (acquired 10/1/18 and 10/4/18, cost $216,952)(RES)		226,000	215,559
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22		391,000	688,838
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22		488,000	697,083
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21		329,000	304,141
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39		338,000	772,119
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29		670,000	768,237
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		2,346,000	2,291,556
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43		313,000	346,967
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23		492,000	491,338
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24		595,000	812,919
Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41		173,000	713,417
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		741,000	652,681
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23		530,000	579,054
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23		346,000	506,457
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		1,372,000	1,472,430
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22		726,000	672,954
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23		1,686,000	1,667,436
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22		790,000	1,021,716
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19		210,000	498,763
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		755,000	1,053,819
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25		1,307,000	1,286,047
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		400,000	402,048
STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	201,019
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20		194,000	225,040
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		1,024,000	933,920
Ubisoft Entertainment SA cv. sr. unsec. notes zero %, 9/27/21 (Units) (France)(NON)	EUR	3,000	263,978
Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23		$252,000	335,667
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24		576,000	466,791
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)		324,000	306,565
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		899,000	1,098,341

			24,070,203
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		559,000	532,384
DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United Arab Emirates)		200,000	189,507

			721,891
Utilities and power (0.1%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	236,254
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	352,943
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		$1,238,000	1,333,177
SUEZ cv. sr. unsec. notes zero %, 2/27/20 (Units) (France)	EUR	19,037	395,469
Veolia Environnement SA cv. sr. unsec. notes zero %, 3/15/21 (Units) (France)	EUR	10,519	360,480

			2,678,323

Total convertible bonds and notes (cost $76,788,122)			$72,443,317

SENIOR LOANS (1.6%)(a)(c)
	Principal amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.349%, 7/2/22	$791,440	$526,308
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.303%, 4/21/24	1,027,695	808,209
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.701%, 12/15/24	3,400,650	3,283,753
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.466%, 9/15/23	1,980,000	1,886,775
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.732%, 6/21/24	3,888,864	3,676,921
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.658%, 4/3/24	802,775	754,107
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	2,095,000	1,948,350
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.095%, 4/27/25	808,000	793,860
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	835,758	798,149
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.869%, 6/30/24	2,080,161	1,930,650
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.504%, 4/26/24	599,478	571,502
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 10/25/23	2,341,116	2,085,935
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.272%, 4/16/21	962,446	948,009
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.28%, 6/26/25	3,233,750	3,165,033
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.272%, 1/30/19 (In default)(NON)	2,744,000	1,814,470
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	3,665,000	3,536,725
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.477%, 10/16/23	1,160,949	1,097,097
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	995,091	810,999
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 11/1/24	1,125,000	1,106,719
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.222%, 11/1/23	613,698	583,780
Level 3 Financing, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.754%, 2/22/24	1,291,000	1,216,768
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.777%, 10/17/22	1,384,790	1,152,838
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 7/30/25	643,388	612,827
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	4,165,632	3,988,593
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.63%, 10/25/20	1,740,178	1,472,625
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.756%, 6/1/25	465,000	430,939
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.772%, 2/28/25	1,493,713	1,366,747
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	1,655,189	1,447,462
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.272%, 10/1/25	3,270,000	3,047,640
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	1,625,027	1,143,613
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.272%, 2/5/23	1,647,172	1,567,284
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	1,360,000	1,237,600
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.063%, 2/28/25	2,104,100	1,893,690
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.506%, 11/28/22	2,943,000	2,935,643
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 3/28/25	3,363,655	3,092,460
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 5.022%, 6/9/23	2,151,362	2,026,987
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.707%, 11/15/23	2,414,262	2,184,907
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.349%, 7/24/24	1,034,524	967,280

Total senior loans (cost $69,036,080)		$63,913,254

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Nationstar HECM Loan Trust 144A
Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	$2,739,000	$2,666,855
Ser. 18-1A, Class M5, 6.00%, 2/25/28(WAC)	4,730,000	4,635,305

Total asset-backed securities (cost $7,259,174)		$7,302,160

COMMON STOCKS (—%)(a)
	Shares	Value
Nine Point Energy(F)	35,852	$517,703

Total common stocks (cost $474,672)		$517,703

SHORT-TERM INVESTMENTS (15.4%)(a)
		Principal amount/ shares	Value
AbbVie, Inc. commercial paper 2.823%, 1/2/19		$10,000,000	$9,998,554
Albermarle Corp. commercial paper 2.911%, 1/22/19		5,000,000	4,991,056
Albermarle Corp. commercial paper 2.807%, 1/3/19		2,500,000	2,499,419
American Electric Power Co., Inc. commercial paper 2.947%, 1/17/19		5,000,000	4,993,358
Amphenol Corp. commercial paper 2.926%, 1/7/19		8,500,000	8,495,587
AT&T, Inc. commercial paper 3.123%, 3/15/19		3,000,000	2,980,964
Australia & New Zealand Banking Group, Ltd./New York, NY certificates of deposit 2.670%, 2/26/19		5,000,000	5,000,277
AutoZone, Inc. commercial paper 2.807%, 1/7/19		2,300,000	2,298,797
Boston Scientific Corp. commercial paper 3.087%, 1/8/19		6,000,000	5,996,395
Cabot Corp. commercial paper 2.956%, 1/10/19		10,000,000	9,992,444
CHARTA, LLC asset backed commercial paper 2.866%, 4/3/19		10,000,000	9,925,548
CHARTA, LLC asset backed commercial paper 2.860%, 3/25/19		12,600,000	12,516,445
Constellation Brands, Inc. commercial paper 3.055%, 1/11/19		6,750,000	6,743,978
Energy Transfer Partners LP commercial paper 3.151%, 1/2/19		5,900,000	5,899,072
Entergy Corp. commercial paper 3.013%, 1/31/19		8,750,000	8,728,247
Export Development Canada commercial paper 2.837%, 5/17/19		5,000,000	4,948,302
Export Development Canada commercial paper 2.502%, 1/7/19		9,000,000	8,995,905
Export Development Canada commercial paper 2.417%, 2/11/19		12,600,000	12,562,780
FMC Technologies, Inc. commercial paper 3.021%, 1/23/19		5,000,000	4,990,886
Keurig Dr Pepper, Inc. commercial paper 3.009%, 1/25/19		8,750,000	8,732,682
Magna International, Inc. commercial paper 3.029%, 1/22/19		5,000,000	4,991,383
Magna International, Inc. commercial paper 2.956%, 1/4/19		10,000,000	9,997,044
Mizuho Bank, Ltd./New York, NY commercial paper 2.910%, 3/21/19		10,000,000	9,938,956
Mohawk Industries, Inc. commercial paper 2.988%, 1/22/19		4,400,000	4,392,345
NextEra Energy Capital Holdings, Inc. commercial paper 3.009%, 1/30/19		12,000,000	11,971,000
NRW.Bank commercial paper 2.733%, 2/21/19		10,000,000	9,961,708
Old Line Funding, LLC asset backed commercial paper 2.504%, 2/14/19		10,000,000	9,967,313
Puget Sound Energy, Inc. commercial paper 3.009%, 1/22/19		1,000,000	998,260
Puget Sound Energy, Inc. commercial paper 2.957%, 1/16/19		10,000,000	9,987,524
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	24,467,051	24,467,051
Regency Markets No. 1, LLC asset backed commercial paper 2.586%, 1/15/19		$15,000,000	14,984,313
Regency Markets No. 1, LLC asset backed commercial paper 2.557%, 1/10/19		15,000,000	14,989,621
Southern Co. Funding Corp. (The) commercial paper 3.057%, 1/17/19		7,250,000	7,240,369
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(P)	Shares	8,705,000	8,705,000
Suncor Energy, Inc. commercial paper 3.001%, 1/25/19		$15,000,000	14,970,135
Tyco Electronics Group SA commercial paper 2.954%, 1/3/19		10,000,000	9,997,804
Tyco Electronics Group SA commercial paper 2.904%, 1/2/19		10,000,000	9,998,544
Tyco International Holding SARL commercial paper 3.155%, 1/7/19		8,000,000	7,995,816
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		31,554,000	31,207,359
U.S. Treasury Bills 2.532%, 6/6/19(SEGSF)(SEGCCS)		17,015,000	16,835,882
U.S. Treasury Bills 2.528%, 6/20/19(SEGSF)(SEGCCS)		10,978,000	10,852,124
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)(SEGCCS)		22,605,000	22,455,651
U.S. Treasury Bills 2.407%, 3/14/19(SEG)(SEGSF)(SEGCCS)		13,149,000	13,087,183
U.S. Treasury Bills 2.399%, 2/21/19(SEGSF)(SEGCCS)		1,453,000	1,448,232
U.S. Treasury Bills 2.394%, 3/21/19(SEGSF)		2,195,000	2,183,865
U.S. Treasury Bills 2.380%, 3/7/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		16,343,000	16,273,815
U.S. Treasury Bills 2.359%, 2/14/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		71,843,000	71,637,479
U.S. Treasury Bills 2.321%, 1/24/19(SEGSF)(SEGCCS)		13,494,000	13,475,178
U.S. Treasury Bills 2.300%, 1/17/19(SEGSF)(SEGCCS)		11,612,000	11,600,944
U.S. Treasury Bills 2.266%, 1/10/19(SEGSF)(SEGCCS)(SEGTBA)		43,953,000	43,930,987
Waste Management, Inc. commercial paper 2.956%, 1/16/19		6,000,000	5,992,595
Westar Energy, Inc. commercial paper 3.004%, 1/4/19		9,300,000	9,297,263
WRKCo., Inc. commercial paper 3.008%, 1/18/19		5,750,000	5,741,979

Total short-term investments (cost $602,858,966)			$602,865,418
TOTAL INVESTMENTS

Total investments (cost $5,178,365,784)			$5,063,294,847

	FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $1,910,608,226) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$6,287,702	$7,039,647	$(751,945)
		Brazilian Real	Buy	1/3/19	18,152,048	18,325,814	(173,766)
		Brazilian Real	Sell	1/3/19	18,152,048	17,981,546	(170,502)
		British Pound	Buy	3/20/19	659,248	660,818	(1,570)
		Canadian Dollar	Sell	1/16/19	18,473,055	18,875,380	402,325
		Euro	Sell	3/20/19	30,935,322	30,755,585	(179,737)
		Japanese Yen	Sell	2/20/19	12,410,394	12,218,395	(191,999)
		New Zealand Dollar	Sell	1/16/19	16,905,273	16,913,322	8,049
		Norwegian Krone	Buy	3/20/19	53,765,419	54,471,713	(706,294)
		South Korean Won	Sell	2/20/19	739,073	267,784	(471,289)
		Swedish Krona	Sell	3/20/19	6,273,134	6,187,787	(85,347)
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	19,474,014	19,922,792	(448,778)
		British Pound	Sell	3/20/19	4,333,149	4,339,150	6,001
		Canadian Dollar	Buy	1/16/19	17,671,338	18,311,698	(640,360)
		Euro	Sell	3/20/19	27,663,157	27,471,631	(191,526)
		Hong Kong Dollar	Sell	2/20/19	1,900,832	1,901,419	587
		Norwegian Krone	Buy	3/20/19	32,249,431	32,967,541	(718,110)
		Singapore Dollar	Sell	2/20/19	156,077	173,082	17,005
		Swedish Krona	Sell	3/20/19	30,741,295	30,496,637	(244,658)
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	34,106,755	34,807,783	(701,028)
		Canadian Dollar	Buy	1/16/19	35,269,253	36,429,745	(1,160,492)
		Euro	Sell	3/20/19	5,937,316	5,898,003	(39,313)
		Japanese Yen	Sell	2/20/19	9,276,029	8,968,295	(307,734)
		Norwegian Krone	Sell	3/20/19	8,588,826	8,486,952	(101,874)
		South Korean Won	Sell	2/20/19	131,482	292,585	161,103
		Swedish Krona	Sell	3/20/19	21,267,055	21,052,041	(215,014)
	Credit Suisse International
		Australian Dollar	Buy	1/16/19	29,485,863	30,087,520	(601,657)
		Canadian Dollar	Buy	1/16/19	19,013,542	20,813,982	(1,800,440)
		Euro	Sell	3/20/19	54,086,104	53,779,499	(306,605)
		Japanese Yen	Sell	2/20/19	9,293,860	9,014,103	(279,757)
		New Zealand Dollar	Sell	1/16/19	26,871,738	26,442,328	(429,410)
		Swedish Krona	Sell	3/20/19	26,814,855	26,557,930	(256,925)
	Goldman Sachs International
		Australian Dollar	Sell	1/16/19	60,582,243	62,320,279	1,738,036
		Brazilian Real	Buy	1/3/19	18,152,048	18,351,149	(199,101)
		Brazilian Real	Sell	1/3/19	18,152,048	18,072,725	(79,323)
		Brazilian Real	Sell	4/2/19	1,242,901	1,086,902	(155,999)
		British Pound	Sell	3/20/19	2,190,882	2,194,846	3,964
		Canadian Dollar	Sell	1/16/19	16,965,540	17,928,263	962,723
		Euro	Sell	3/20/19	53,329,870	53,083,307	(246,563)
		New Taiwan Dollar	Sell	2/20/19	677,448	508,686	(168,762)
		New Zealand Dollar	Buy	1/16/19	116,413,628	119,366,541	(2,952,913)
		Norwegian Krone	Buy	3/20/19	52,484,546	54,098,257	(1,613,711)
		South African Rand	Buy	1/16/19	1,755,900	2,811,187	(1,055,287)
		Swedish Krona	Buy	3/20/19	91,269,628	90,536,614	733,014
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/16/19	5,220,458	6,867,203	(1,646,745)
		British Pound	Buy	3/20/19	34,008,628	33,888,181	120,447
		Canadian Dollar	Sell	1/16/19	16,837,086	16,921,349	84,263
		Chinese Yuan (Offshore)	Buy	2/20/19	22,062,045	22,001,771	60,274
		Euro	Sell	3/20/19	23,934,921	23,708,264	(226,657)
		Mexican Peso	Buy	1/16/19	1,704,265	2,163,882	(459,617)
		New Zealand Dollar	Buy	1/16/19	43,782,985	43,107,906	675,079
		Norwegian Krone	Buy	3/20/19	19,326,100	20,186,542	(860,442)
		Swedish Krona	Sell	3/20/19	12,000,872	11,772,591	(228,281)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	14,351,629	14,530,271	(178,642)
		British Pound	Buy	3/20/19	17,112,931	17,082,596	30,335
		Canadian Dollar	Sell	1/16/19	24,505,243	24,837,475	332,232
		Euro	Sell	3/20/19	30,648,881	30,401,038	(247,843)
		Japanese Yen	Buy	2/20/19	8,443,502	8,401,979	41,523
		New Zealand Dollar	Buy	1/16/19	2,731,993	2,443,654	288,339
		Norwegian Krone	Buy	3/20/19	44,040,337	45,442,376	(1,402,039)
		Singapore Dollar	Sell	2/20/19	598,894	426,136	(172,758)
		Swedish Krona	Sell	3/20/19	15,885,556	15,885,450	(106)
		Swiss Franc	Buy	3/20/19	1,848,148	1,827,751	20,397
	NatWest Markets PLC
		Australian Dollar	Buy	1/16/19	29,081,454	29,908,666	(827,212)
		Canadian Dollar	Buy	1/16/19	8,618,258	9,000,597	(382,339)
		Euro	Buy	3/20/19	6,792,719	6,827,509	(34,790)
		Japanese Yen	Buy	2/20/19	7,734,894	7,948,733	(213,839)
		New Zealand Dollar	Sell	1/16/19	37,400,256	37,406,752	6,496
		Norwegian Krone	Sell	3/20/19	8,411,043	8,305,084	(105,959)
		Swedish Krona	Sell	3/20/19	32,857,023	32,530,561	(326,462)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/16/19	855,738	1,165,001	(309,263)
		British Pound	Sell	3/20/19	36,461,904	36,578,670	116,766
		Canadian Dollar	Sell	1/16/19	64,678,298	66,696,097	2,017,799
		Euro	Sell	3/20/19	28,439,338	28,220,820	(218,518)
		Japanese Yen	Buy	2/20/19	6,653,605	6,777,595	(123,990)
		New Zealand Dollar	Sell	1/16/19	37,935,591	37,488,744	(446,847)
		Norwegian Krone	Buy	3/20/19	6,105,944	6,820,694	(714,750)
		Swedish Krona	Sell	3/20/19	30,738,411	30,442,042	(296,369)
	UBS AG
		Australian Dollar	Sell	1/16/19	25,721,979	26,508,328	786,349
		British Pound	Sell	3/20/19	10,539,773	10,558,267	18,494
		Canadian Dollar	Buy	1/16/19	8,593,344	8,725,941	(132,597)
		Euro	Sell	3/20/19	32,377,561	32,153,824	(223,737)
		Japanese Yen	Sell	2/20/19	808,263	789,779	(18,484)
		New Zealand Dollar	Sell	1/16/19	21,631,647	21,811,073	179,426
		Norwegian Krone	Buy	3/20/19	15,407,166	15,739,108	(331,942)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/16/19	7,541,790	7,629,834	(88,044)
		Canadian Dollar	Sell	1/16/19	35,156,261	35,695,648	539,387
		Euro	Sell	3/20/19	18,243,686	18,139,339	(104,347)
		New Zealand Dollar	Sell	1/16/19	2,974,283	2,571,842	(402,441)

	Unrealized appreciation						9,350,413

	Unrealized (depreciation)						(28,372,849)

	Total						$(19,022,436)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-OAT 10 yr (Short)	88	$15,204,561	$15,204,556	Mar-19	$24,925
Euro-Schatz 2 yr (Short)	1,148	147,237,033	147,236,990	Mar-19	(18,529)
U.K. Gilt 10 yr (Short)	153	24,019,850	24,019,846	Mar-19	67,992
U.S. Treasury Note 2 yr (Long)	1,039	220,592,688	220,592,688	Mar-19	1,105,663
U.S. Treasury Note 5 yr (Short)	1,653	189,578,438	189,578,438	Mar-19	(2,095,806)
U.S. Treasury Note Ultra 10 yr (Long)	523	68,030,859	68,030,859	Mar-19	1,457,441

Unrealized appreciation					2,656,021

Unrealized (depreciation)					(2,114,335)

Total					$541,686

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18 (premiums $72,345,073) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		$329,356,000	$82,339
(2.985)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.985		295,408,700	7,131,166
Citibank, N.A.
3.395/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.395		93,735,900	94
3.43/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.43		93,735,900	94
3.50/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.50		93,735,900	94
3.33/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.33		93,735,900	94
3.14/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.14		295,408,700	295
3.095/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.095		258,438,700	5,169
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		329,356,000	286,540
(2.77)/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.77		590,817,900	1,293,891
(2.945)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.945		258,438,700	5,360,019
Goldman Sachs International
3.2975/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.2975		264,078,000	264
0.389/6 month EUR-EURIBOR-Reuters/Feb-24	Feb-19/0.389	EUR	285,986,600	114,684
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		$393,878,600	169,368
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	464,915,100	2,263,875
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		$393,878,600	2,363,272
(3.1325)/3 month USD-LIBOR-BBA/Jan-21	Jan-19/3.1325		749,884,800	6,913,938
(3.0975)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0975		264,078,000	8,986,574
JPMorgan Chase Bank N.A.
3.26/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.26		81,737,400	82
3.18/3 month USD-LIBOR-BBA/Jan-24	Jan-19/3.18		350,571,200	351
3.095/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.095		258,438,700	18,091
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		556,579,200	139,145
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14		150,416,000	195,541
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		787,757,000	417,511
1.71/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.71	GBP	228,788,900	542,403
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$196,939,100	1,354,941
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		196,939,100	3,881,670
(2.945)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.945		258,438,700	5,429,797
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	95,392,000	6,992,719
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$196,939,100	8,104,044
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		196,939,100	12,385,500
Morgan Stanley & Co. International PLC
2.94/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.94		150,416,000	18,050
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		787,757,000	433,266
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	818,000
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		1,093,918,200	1,859,661
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		1,093,918,200	3,008,275
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		44,214,400	4,455,485
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		44,214,400	4,459,022
UBS AG
(2.9725)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.9725		196,939,100	4,531,566

Total				$94,016,890

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $13,354,383) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.44	$211,197,587	GBP	165,697,150	$771,294
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	310,521,300		$310,521,300	397,157
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	156,454,300		156,454,300	293,821
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	103,589,606	EUR	90,412,050	299,581
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-19/$92.26	64,000,000		$64,000,000	64
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-19/95.81	266,000,000		266,000,000	266
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.57	99,000,000		99,000,000	2,315,313
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	99,000,000		99,000,000	2,164,338
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	99,000,000		99,000,000	2,014,353
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	99,000,000		99,000,000	1,876,842
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	99,000,000		99,000,000	1,729,629
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	99,000,000		99,000,000	1,584,396
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.79	101,000,000		101,000,000	1,202,304
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.95	101,000,000		101,000,000	1,067,065
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.10	101,000,000		101,000,000	937,078
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.17	101,000,000		101,000,000	880,619
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.33	101,000,000		101,000,000	760,328
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.48	101,000,000		101,000,000	648,016
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	200,000,000		200,000,000	9,800
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	200,000,000		200,000,000	7,000
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	200,000,000		200,000,000	4,800
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	200,000,000		200,000,000	3,200
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	200,000,000		200,000,000	2,200
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	200,000,000		200,000,000	1,400

Total					$18,970,864

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$69,572,100	$(2,720,269)	$66,789
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		41,743,200	(4,479,045)	(174,487)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		69,572,100	(2,720,269)	(653,978)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		41,743,200	(4,479,045)	(1,101,186)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	590,717
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(373,330)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		$98,469,700	(561,277)	927,585
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		98,469,700	(492,349)	382,062
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	96,691
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		69,572,100	(2,720,269)	55,658
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		98,469,700	(492,349)	(240,266)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(334,715)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		98,469,700	(561,277)	(429,328)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		69,572,100	(2,720,269)	(644,933)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		98,469,700	1,014,238	678,456
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		98,469,700	1,014,238	(1,290,938)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		18,696,100	(1,498,492)	112,364
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		18,696,100	(1,295,640)	84,132
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(24,879)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP	109,392,100	(400,605)	(89,236)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP	54,695,600	(238,046)	(124,790)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$8,348,800	(1,054,036)	(175,074)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		18,696,100	(1,701,345)	(220,240)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		18,696,100	(1,498,492)	(230,710)
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP	54,695,600	(293,382)	(279,557)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP	109,392,100	(569,036)	(549,359)
3.215/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		$50,412,300	5,865,471	1,141,334
(3.215)/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		50,412,300	5,865,471	(1,794,678)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	727,412
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$11,217,000	(1,203,584)	101,402
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	(27,109)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(64,875)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(282,789)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$11,217,000	(1,734,148)	(414,468)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		41,743,200	(5,828,394)	(1,458,090)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		41,743,200	(5,828,394)	(1,831,274)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	1,222,170
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	53,954
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	(258,215)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(735,700)
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	28,006,700	(4,894,154)	486,785
(1.72)/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	28,006,700	(4,894,154)	(185,793)

Unrealized appreciation					6,727,511

Unrealized (depreciation)					(13,989,997)

Total					$(7,262,486)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18 (proceeds receivable $175,298,594) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 1/1/49	$35,000,000	1/14/19	$36,230,467
Federal National Mortgage Association, 3.00%, 1/1/49	133,000,000	1/14/19	129,737,350
Government National Mortgage Association, 5.00%, 1/1/49	3,000,000	1/23/19	3,120,469
Government National Mortgage Association, 4.50%, 1/1/49	9,000,000	1/23/19	9,307,969

Total			$178,396,255

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$116,857,200	$941,752		$(1,103)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$1,741,004
		51,118,000	689,428	(E)	(575)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	688,854
		62,861,000	679,653	(E)	(707)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	678,947
		550,302,000	317,524		(1,332)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	(337,350)
		1,375,752,000	759,415		(3,329)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(850,105)
		275,148,000	169,491		(666)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(191,366)
		22,861,000	2,275,447		(780)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	2,297,280
		144,338,000	5,563,653		(1,914)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,637,649)
		196,939,100	6,120,276		(2,789)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,123,065)
		108,710,600	3,419,275	(E)	(1,539)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	3,417,735
		26,384,800	624,106	(E)	(555,150)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	68,956
		514,300	12,165	(E)	10,818	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,348)
		14,890,000	174,541	(E)	(115,449)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	59,092
		544,285,200	6,380,111	(E)	4,101,510	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,278,602)
		11,370,000	120,727	(E)	(80,943)	3/18/24	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	39,784
		2,278,477,400	24,192,873	(E)	15,245,227	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,947,645)
		12,815,900	31,155	(E)	(23,623)	3/18/21	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	7,533
		3,454,253,900	8,397,291	(E)	6,346,500	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,050,790)
		464,766,000	2,769,541	(E)	(957,392)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,726,932)
		347,623,000	5,605,768	(E)	(1,470,396)	3/20/29	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	4,135,373
		89,761,000	454,909		(1,190)	12/28/28	2.7705% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(448,763)
		60,450,000	474,351		(802)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	473,545
		50,103,000	295,808		(664)	1/2/29	2.7805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(296,472)
		2,539,000	1,295		(34)	1/3/29	3 month USD-LIBOR-BBA — Quarterly	2.7075% — Semiannually	(1,329)
		72,836,000	5,099		(966)	1/3/29	2.7125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,133
	AUD	72,202,000	592,822		(226)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(615,027)
	AUD	72,202,000	642,406		(223)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(661,804)
	AUD	79,941,000	1,373,934	(E)	(694)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,374,627)
	AUD	788,414,000	3,000,391	(E)	337,774	3/20/24	2.35% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,662,617)
	AUD	149,000	1,208	(E)	(307)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.70% — Semiannually	901
	BRL	710,391	18,160		(2)	1/4/21	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	17,891
	BRL	108,567,431	2,799,685		(298)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	2,784,879
	BRL	55,163,181	1,482,627		(220)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(1,476,712)
	BRL	59,917,729	1,010,334		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(998,085)
	CAD	70,819,000	443,112		(224)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(459,944)
	CAD	70,819,000	385,687		(225)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(397,242)
	CAD	561,629,000	2,047,897	(E)	727,246	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(1,320,652)
	CAD	92,486,000	392,381	(E)	(267,811)	3/20/29	3 month CAD-BA-CDOR — Semiannually	2.55% — Semiannually	124,571
	CHF	189,302,000	580,290	(E)	(737)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(581,027)
	CHF	58,616,000	61,067	(E)	(102,508)	3/20/24	—	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(163,575)
	CHF	220,278,000	485,423	(E)	684,436	3/20/29	6 month CHF-LIBOR-BBA — Semiannually	0.35% — Annually	1,169,859
	EUR	46,104,000	120,227	(E)	(183)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(120,410)
	EUR	46,104,000	131,003	(E)	(183)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(131,185)
	EUR	156,268,000	1,467,445		(1,373)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,791,401)
	EUR	45,013,000	1,041,375	(E)	(383)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,041,758)
	EUR	86,750,000	1,238,646		(854)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	1,719,749
	EUR	22,285,000	596,273		(362)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(867,555)
	EUR	107,707,000	122,295		(494)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(105,280)
	EUR	108,343,000	145,113		(508)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(143,191)
	EUR	87,173,000	1,505,168		(877)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	2,037,568
	EUR	22,338,000	647,753		(369)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(919,506)
	EUR	186,017,400	3,716,764		(2,154)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,729,977)
	EUR	40,895,000	1,235,859	(E)	(564)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,236,424)
	EUR	169,917,000	623,373	(E)	(744)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	622,629
	EUR	1,000,000	1,815		(1,289)	12/19/20	—	0.101% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(3,163)
	EUR	6,920,000	82,735		(32,910)	12/19/23	0.401% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(117,376)
	EUR	640,000	14,212		(4,661)	12/19/28	1.001% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(19,179)
	EUR	34,488,000	56,308		(149)	10/23/20	—	0.119% plus 6 month EUR-EURIBOR-REUTERS — Annually	(67,624)
	EUR	27,750,000	332,126		(257)	10/23/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.385% — Annually	370,901
	EUR	7,109,000	174,110		(108)	10/23/28	1.009% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(193,747)
	EUR	725,732,000	2,170,234	(E)	(28,991)	3/20/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.30% — Annually	2,141,244
	EUR	672,869,000	3,758,331	(E)	(139,919)	3/20/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.90% — Annually	3,618,412
	GBP	20,294,000	776,209	(E)	(377)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(776,586)
	GBP	92,299,000	206,113		(283)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(250,153)
	GBP	18,460,000	553,993	(E)	(226)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(554,219)
	GBP	92,299,000	253,171		114,598	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(145,607)
	GBP	1,110,000	10,308		(1,914)	12/19/23	1.451% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(12,436)
	GBP	70,000	1,831		(229)	12/19/28	1.651% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(2,080)
	GBP	111,711,000	544,060	(E)	(272,844)	3/20/24	6 month GBP-LIBOR-BBA — Semiannually	1.40% — Semiannually	271,216
	GBP	227,257,000	2,753,814	(E)	(1,505,396)	3/20/29	6 month GBP-LIBOR-BBA — Semiannually	1.55% — Semiannually	1,248,418
	HKD	4,340,797,000	467,867		(1,051)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	630,160
	HKD	1,086,849,000	112,564		(333)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	150,016
	HKD	4,347,401,000	448,037		(1,330)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	596,530
	HKD	5,431,501,000	559,069		(1,662)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	771,389
	HKD	2,173,700,000	234,567		(665)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	322,443
	INR	10,000,000	1,975		(1)	12/20/22	6.66% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(1,979)
	JPY	5,657,000,000	165,625		(199)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	167,142
	JPY	2,837,000,000	360,743		(181)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(363,606)
	JPY	5,657,000,000	258,837		(411)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	286,272
	JPY	2,837,000,000	531,292		(338)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(572,368)
	JPY	5,657,000,000	289,185		(426)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	311,274
	JPY	2,837,000,000	530,283		(350)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(562,737)
	MXN	470,245,000	1,588,042		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(1,630,441)
	MXN	112,370,000	204,598		(74)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	205,415
	MXN	134,710,000	214,036		(87)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	214,334
	MXN	488,075,000	763,490		(208)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(769,653)
	NOK	2,960,186,000	382,070	(E)	(479,449)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(861,518)
	NOK	643,414,000	200,841	(E)	96,223	3/20/29	6 month NOK-NIBOR-NIBR — Semiannually	2.15% — Annually	297,064
	NZD	473,586,000	1,604,612	(E)	(184,453)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,789,066)
	NZD	543,000	2,217	(E)	897	3/20/29	3 month NZD-BBR-FRA — Quarterly	2.75% — Semiannually	3,113
	SEK	1,086,184,000	113,362		(290)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	74,918
	SEK	222,537,000	244,483		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	297,942
	SEK	1,086,184,000	114,342		(290)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	76,061
	SEK	222,537,000	255,255		(190)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	308,880
	SEK	1,086,184,000	88,484		(291)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	47,021
	SEK	222,537,000	317,625		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	371,176
	SEK	222,537,000	312,226		(191)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	365,696
	SEK	1,086,184,000	96,449		(291)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	56,187
	SEK	222,738,000	657,110		(366)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	998,319
	SEK	858,480,000	978,690		(860)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(1,628,072)
	SEK	1,061,164,000	2,275		(495)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	1,623
	SEK	1,045,194,000	11,793		(499)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	17,156
	SEK	846,279,000	1,204,544		(867)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(1,881,506)
	SEK	220,403,000	748,300		(370)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	1,088,417
	SEK	316,897,000	491,063		(325)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(746,788)
	SEK	358,141,000	9,294		(149)	10/23/20	3 month SEK-STIBOR-SIDE — Quarterly	0.035% — Annually	52,266
	SEK	291,819,000	299,690		(261)	10/23/23	0.6625% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(373,265)
	SEK	74,281,000	173,052		(109)	10/23/28	3 month SEK-STIBOR-SIDE — Quarterly	1.325% — Annually	201,865
	SEK	3,367,604,000	354,507	(E)	(563,431)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(208,924)
	SEK	201,833,000	53,015	(E)	69,246	3/20/29	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	16,232
	ZAR	401,215,000	153,765		(212)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(151,721)
	ZAR	153,600,000	142,727		(170)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	124,405

	Total				$20,899,800				$(28,579,439)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$1,245,470	$1,174,893	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(59,631)
Barclays Bank PLC
7,279,623	7,332,107	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	57,782
2,208,236	2,224,157	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	17,528
1,115,038	1,123,077	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	8,851
1,113,657	1,121,686	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	8,840
5,817,514	5,836,731	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	24,671
802,147	804,795	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	3,399
550,111	551,928	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,333
71,264,344	71,631,740	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	448,849
11,773,242	11,780,189	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	20,446
1,037,346	1,037,193	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,025
386,890	385,648	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	714
2,601,740	2,622,211	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(24,516)
43,920,519	44,309,357	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(463,171)
245,313	234,639	—	1/12/41	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,667)
743,853	703,364	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(34,476)
2,878,552	2,746,469	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	107,626
6,867,973	6,552,837	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	256,787
188,714	177,749	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(9,161)
1,585,273	1,493,166	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	76,955
843,562	822,185	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(13,254)
644,101	627,779	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(10,120)
507,843	494,973	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(7,979)
202,812	197,672	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,187)
414,570	404,864	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,087)
7,097	6,930	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(87)
952,092	931,812	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(9,527)
136,609	133,699	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,367)
69,516	68,036	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(696)
Citibank, N.A.
1,124,030	1,129,825	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,080
376,827	378,770	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,373
Credit Suisse International
19,230,686	19,236,417	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	23,427
3,970,085	3,990,552	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	25,005
827,101	831,365	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,209
2,469,774	2,407,187	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(38,805)
3,879,469	3,913,815	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(40,912)
525,819	516,884	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(5,115)
481,142	472,854	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(4,736)
4,796,603	4,591,086	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(168,580)
1,430,741	1,340,255	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(79,825)
846,153	809,899	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(29,739)
8,077,584	7,710,421	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(301,705)
5,091,469	4,860,039	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(190,171)
3,203,146	3,056,170	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(119,763)
523,701	499,671	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,581)
455,409	434,708	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17,010)
401,403	382,985	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,008)
3,455,944	3,297,368	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	129,215
257,067	243,186	—	1/12/42	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(11,685)
11,862	11,229	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(521)
1,622,072	1,527,827	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	78,741
1,989,574	1,873,976	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	96,581
1,497,915	1,459,956	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(23,535)
Deutsche Bank AG
627,554	632,078	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	4,981
3,879,469	3,913,815	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(40,912)
Goldman Sachs International
1,045,802	1,049,256	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(4,435)
1,255,671	1,256,412	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,181)
506,552	504,925	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.50% 30 year Fannie Mae pools — Monthly	(934)
596,000	600,690	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(5,616)
840,552	847,993	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	8,864
121,266	122,339	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,279)
133,098	134,276	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,404)
355,068	358,212	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,744)
484,934	489,227	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,114)
732,929	739,417	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,729)
1,002,196	1,011,069	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(10,569)
1,452,538	1,465,397	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(15,318)
1,743,110	1,758,542	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(18,382)
1,950,953	1,968,225	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(20,574)
2,672,599	2,696,260	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(28,184)
1,957,623	1,924,358	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	19,043
5,642,756	5,400,985	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	198,318
5,076,077	4,845,346	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(189,596)
4,091,005	3,903,290	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(152,959)
3,454,366	3,297,349	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(129,024)
2,638,859	2,495,223	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(122,304)
2,025,209	1,914,974	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(93,863)
1,859,060	1,757,869	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(86,163)
1,859,060	1,757,869	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(86,163)
1,216,099	1,160,299	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(45,469)
1,056,265	995,770	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(51,160)
468,683	447,178	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17,524)
207,144	197,639	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,745)
20,134	19,211	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(753)
1,355,789	1,278,961	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(64,913)
180,555	170,324	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(8,645)
3,856,031	3,631,988	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	187,186
33,177	32,336	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(521)
871,035	850,641	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(10,688)
608,076	593,839	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,462)
395,347	386,091	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,851)
305,156	298,011	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,745)
97,146	94,871	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,192)
420,291	411,338	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,205)
323,850	316,952	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,240)
216,519	211,907	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,166)
1,241	1,214	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(12)
JPMorgan Chase Bank N.A.
2,725,224	2,600,177	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(101,894)
345,930	330,057	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,934)
3,856,031	3,631,988	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	187,186
JPMorgan Securities LLC
4,038,787	3,936,440	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	63,457
1,455,193	1,392,944	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(50,418)
9,126,041	8,629,299	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	422,969
529,196	499,209	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	25,341

Upfront premium received		—	Unrealized appreciation			2,520,782

Upfront premium (paid)		—	Unrealized (depreciation)			(3,143,601)

	Total	$—			Total	$(622,819)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	103,678,000	$2,563,943	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$2,563,943
EUR	64,796,000	1,469,730	(1,564)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,468,166
EUR	51,832,000	1,391,367	(1,251)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,390,116
EUR	38,876,000	844,965	(938)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	844,027
EUR	38,876,000	386,537	(505)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(387,042)
EUR	51,832,000	652,777	(667)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(653,444)
EUR	64,796,000	704,686	(834)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(705,520)
EUR	103,678,000	1,034,653	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,034,653)
EUR	114,037,000	2,197,143	(1,328)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,198,471)
EUR	114,037,000	2,223,013	(1,335)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,224,348)
EUR	114,037,000	2,231,767	(1,343)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,233,110)
EUR	114,037,000	2,240,391	(1,341)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,241,732)
GBP	14,535,000	323,414	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(323,752)
GBP	31,146,000	744,867	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(745,595)
GBP	40,490,000	806,745	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(807,682)
GBP	58,136,000	1,720,457	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,721,826)
GBP	51,907,000	852,149	(1,101)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	851,048
	$46,655,000	1,030,096	(504)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,029,592
	46,655,000	1,029,303	(504)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,028,799
	41,902,000	466,411	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	466,411
	48,213,000	365,696	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	365,696
	48,213,000	41,897	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(41,897)
	41,902,000	108,484	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(108,484)
	46,655,000	488,245	(285)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(488,529)
	46,655,000	514,838	(284)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(515,125)

Total			$(17,157)				$(6,423,412)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$39,713	$581,000	$93,715	5/11/63	300 bp — Monthly	$(53,663)
	CMBX NA BBB-.6 Index	BBB-/P	79,608	1,321,000	213,077	5/11/63	300 bp — Monthly	(132,699)
	CMBX NA BBB-.6 Index	BBB-/P	163,473	2,648,000	427,122	5/11/63	300 bp — Monthly	(262,105)
	CMBX NA BBB-.6 Index	BBB-/P	155,838	2,734,000	440,994	5/11/63	300 bp — Monthly	(283,562)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	868,262	4,582,000	1,288,000	5/11/63	500 bp — Monthly	(415,283)
	CMBX NA BB.6 Index	BB/P	1,708,890	6,943,000	1,951,677	5/11/63	500 bp — Monthly	(236,038)
	CMBX NA BB.7 Index	BB/P	464,777	3,616,000	658,112	1/17/47	500 bp — Monthly	(189,820)
	CMBX NA BBB-.6 Index	BBB-/P	2,137	15,000	2,420	5/11/63	300 bp — Monthly	(274)
	CMBX NA BBB-.6 Index	BBB-/P	25,803	187,000	30,163	5/11/63	300 bp — Monthly	(4,251)
	CMBX NA BBB-.6 Index	BBB-/P	68,108	607,000	97,909	5/11/63	300 bp — Monthly	(29,447)
	CMBX NA BBB-.6 Index	BBB-/P	96,418	709,000	114,362	5/11/63	300 bp — Monthly	(17,531)
	CMBX NA BBB-.6 Index	BBB-/P	79,115	738,000	119,039	5/11/63	300 bp — Monthly	(39,494)
	CMBX NA BBB-.6 Index	BBB-/P	78,362	738,000	119,039	5/11/63	300 bp — Monthly	(40,247)
	CMBX NA BBB-.6 Index	BBB-/P	235,216	1,786,000	288,082	5/11/63	300 bp — Monthly	(51,824)
	CMBX NA BBB-.6 Index	BBB-/P	318,938	1,950,000	314,535	5/11/63	300 bp — Monthly	5,540
	CMBX NA BBB-.6 Index	BBB-/P	186,272	1,951,000	314,696	5/11/63	300 bp — Monthly	(127,286)
	CMBX NA BBB-.6 Index	BBB-/P	270,405	1,990,000	320,987	5/11/63	300 bp — Monthly	(49,421)
	CMBX NA BBB-.6 Index	BBB-/P	219,977	1,994,000	321,632	5/11/63	300 bp — Monthly	(100,492)
	CMBX NA BBB-.6 Index	BBB-/P	304,311	2,000,000	322,600	5/11/63	300 bp — Monthly	(17,123)
	CMBX NA BBB-.6 Index	BBB-/P	201,586	2,042,000	329,375	5/11/63	300 bp — Monthly	(126,598)
	CMBX NA BBB-.6 Index	BBB-/P	208,008	2,179,000	351,473	5/11/63	300 bp — Monthly	(142,193)
	CMBX NA BBB-.6 Index	BBB-/P	256,200	2,329,000	375,668	5/11/63	300 bp — Monthly	(118,109)
	CMBX NA BBB-.6 Index	BBB-/P	246,836	2,497,000	402,766	5/11/63	300 bp — Monthly	(154,473)
	CMBX NA BBB-.6 Index	BBB-/P	294,138	2,571,000	414,702	5/11/63	300 bp — Monthly	(119,064)
	CMBX NA BBB-.6 Index	BBB-/P	344,655	3,445,000	555,679	5/11/63	300 bp — Monthly	(209,014)
	CMBX NA BBB-.6 Index	BBB-/P	384,246	3,493,000	563,421	5/11/63	300 bp — Monthly	(177,138)
	CMBX NA BBB-.6 Index	BBB-/P	527,665	3,539,000	570,841	5/11/63	300 bp — Monthly	(41,111)
	CMBX NA BBB-.6 Index	BBB-/P	572,271	3,867,000	623,747	5/11/63	300 bp — Monthly	(49,220)
	CMBX NA BBB-.6 Index	BBB-/P	568,937	3,867,000	623,747	5/11/63	300 bp — Monthly	(52,554)
	CMBX NA BBB-.6 Index	BBB-/P	480,133	4,724,000	761,981	5/11/63	300 bp — Monthly	(279,092)
	CMBX NA BBB-.6 Index	BBB-/P	551,021	4,922,000	793,919	5/11/63	300 bp — Monthly	(240,026)
	CMBX NA BBB-.6 Index	BBB-/P	593,742	5,141,000	829,243	5/11/63	300 bp — Monthly	(232,502)
	CMBX NA BBB-.6 Index	BBB-/P	744,924	7,214,000	1,163,618	5/11/63	300 bp — Monthly	(414,487)
	CMBX NA BBB-.6 Index	BBB-/P	770,552	7,223,000	1,165,070	5/11/63	300 bp — Monthly	(390,304)
	CMBX NA BBB-.6 Index	BBB-/P	1,919,140	14,182,000	2,287,557	5/11/63	300 bp — Monthly	(360,144)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	354,247	2,535,000	408,896	5/11/63	300 bp — Monthly	(53,170)
	CMBX NA BBB-.6 Index	BBB-/P	502,529	3,445,000	555,679	5/11/63	300 bp — Monthly	(51,139)
	CMBX NA BBB-.6 Index	BBB-/P	964,068	6,609,000	1,066,032	5/11/63	300 bp — Monthly	(98,109)
	CMBX NA BBB-.6 Index	BBB-/P	1,165,637	7,518,000	1,212,653	5/11/63	300 bp — Monthly	(42,631)
	CMBX NA BBB-.6 Index	BBB-/P	77,513	722,000	116,459	5/11/63	300 bp — Monthly	(38,524)
	CMBX NA BBB-.6 Index	BBB-/P	105,954	1,059,000	170,817	5/11/63	300 bp — Monthly	(64,244)
	CMBX NA BBB-.6 Index	BBB-/P	153,613	1,428,000	230,336	5/11/63	300 bp — Monthly	(75,890)
	CMBX NA BBB-.6 Index	BBB-/P	221,643	2,195,000	354,054	5/11/63	300 bp — Monthly	(131,130)
	CMBX NA BBB-.6 Index	BBB-/P	216,884	2,229,000	359,538	5/11/63	300 bp — Monthly	(141,353)
	CMBX NA BBB-.6 Index	BBB-/P	502,338	2,968,000	478,738	5/11/63	300 bp — Monthly	25,331
	CMBX NA BBB-.6 Index	BBB-/P	335,126	3,033,000	489,223	5/11/63	300 bp — Monthly	(152,329)
	CMBX NA BBB-.6 Index	BBB-/P	467,929	3,695,000	596,004	5/11/63	300 bp — Monthly	(125,919)
	CMBX NA BBB-.6 Index	BBB-/P	448,670	3,766,000	607,456	5/11/63	300 bp — Monthly	(156,589)
	CMBX NA BBB-.6 Index	BBB-/P	436,566	3,880,000	625,844	5/11/63	300 bp — Monthly	(187,014)
	CMBX NA BBB-.6 Index	BBB-/P	382,703	4,035,000	650,846	5/11/63	300 bp — Monthly	(265,789)
	CMBX NA BBB-.6 Index	BBB-/P	465,552	4,062,000	655,201	5/11/63	300 bp — Monthly	(187,280)
	CMBX NA BBB-.6 Index	BBB-/P	475,517	4,325,000	697,623	5/11/63	300 bp — Monthly	(219,583)
	CMBX NA BBB-.6 Index	BBB-/P	512,135	4,635,000	747,626	5/11/63	300 bp — Monthly	(232,786)
	CMBX NA BBB-.6 Index	BBB-/P	645,861	4,705,000	758,917	5/11/63	300 bp — Monthly	(110,311)
	CMBX NA BBB-.6 Index	BBB-/P	591,759	5,097,000	822,146	5/11/63	300 bp — Monthly	(227,414)
	CMBX NA BBB-.6 Index	BBB-/P	510,667	5,381,000	867,955	5/11/63	300 bp — Monthly	(354,150)
	CMBX NA BBB-.6 Index	BBB-/P	600,304	5,665,000	913,765	5/11/63	300 bp — Monthly	(310,156)
	CMBX NA BBB-.6 Index	BBB-/P	563,040	5,742,000	926,185	5/11/63	300 bp — Monthly	(359,795)
	CMBX NA BBB-.6 Index	BBB-/P	939,219	6,225,000	1,004,093	5/11/63	300 bp — Monthly	(61,243)
	CMBX NA BBB-.6 Index	BBB-/P	819,682	7,145,000	1,152,489	5/11/63	300 bp — Monthly	(328,639)
	CMBX NA BBB-.6 Index	BBB-/P	718,653	7,502,000	1,210,073	5/11/63	300 bp — Monthly	(487,044)
	CMBX NA BBB-.6 Index	BBB-/P	868,470	7,763,000	1,252,172	5/11/63	300 bp — Monthly	(379,174)
	CMBX NA BBB-.6 Index	BBB-/P	2,347,820	15,561,000	2,509,989	5/11/63	300 bp — Monthly	(153,092)
	CMBX NA BBB-.6 Index	BBB-/P	2,362,869	21,724,000	3,504,081	5/11/63	300 bp — Monthly	(1,128,540)
	CMBX NA BBB-.6 Index	BBB-/P	6,126,132	57,296,000	9,241,845	5/11/63	300 bp — Monthly	(3,082,290)
	CMBX NA BBB-.7 Index	BBB-/P	4,542,069	61,450,000	5,229,395	1/17/47	300 bp — Monthly	(651,481)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	54,693	513,000	82,747	5/11/63	300 bp — Monthly	(27,755)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	350,890	2,265,000	365,345	5/11/63	300 bp — Monthly	(13,133)
	CMBX NA BBB-.6 Index	BBB-/P	4,131	29,000	4,678	5/11/63	300 bp — Monthly	(530)
	CMBX NA BBB-.6 Index	BBB-/P	34,322	297,000	47,906	5/11/63	300 bp — Monthly	(13,411)
	CMBX NA BBB-.6 Index	BBB-/P	52,090	375,000	60,488	5/11/63	300 bp — Monthly	(8,179)
	CMBX NA BBB-.6 Index	BBB-/P	101,718	1,174,000	189,366	5/11/63	300 bp — Monthly	(86,964)
	CMBX NA BBB-.6 Index	BBB-/P	105,653	1,252,000	201,948	5/11/63	300 bp — Monthly	(95,564)
	CMBX NA BBB-.6 Index	BBB-/P	108,457	1,256,000	202,593	5/11/63	300 bp — Monthly	(93,403)
	CMBX NA BBB-.6 Index	BBB-/P	157,809	1,410,000	227,433	5/11/63	300 bp — Monthly	(68,801)
	CMBX NA BBB-.6 Index	BBB-/P	220,504	1,473,000	237,595	5/11/63	300 bp — Monthly	(16,232)
	CMBX NA BBB-.6 Index	BBB-/P	184,883	1,672,000	269,694	5/11/63	300 bp — Monthly	(83,835)
	CMBX NA BBB-.6 Index	BBB-/P	156,201	1,851,000	298,566	5/11/63	300 bp — Monthly	(141,285)
	CMBX NA BBB-.6 Index	BBB-/P	153,735	1,855,000	299,212	5/11/63	300 bp — Monthly	(144,394)
	CMBX NA BBB-.6 Index	BBB-/P	211,483	1,898,000	306,147	5/11/63	300 bp — Monthly	(93,557)
	CMBX NA BBB-.6 Index	BBB-/P	222,137	2,053,000	331,149	5/11/63	300 bp — Monthly	(107,814)
	CMBX NA BBB-.6 Index	BBB-/P	222,998	2,053,000	331,149	5/11/63	300 bp — Monthly	(106,953)
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	364,215	5/11/63	300 bp — Monthly	(110,936)
	CMBX NA BBB-.6 Index	BBB-/P	251,962	2,258,000	364,215	5/11/63	300 bp — Monthly	(110,936)
	CMBX NA BBB-.6 Index	BBB-/P	111,130	2,297,000	370,506	5/11/63	300 bp — Monthly	(258,036)
	CMBX NA BBB-.6 Index	BBB-/P	267,527	2,431,000	392,120	5/11/63	300 bp — Monthly	(123,176)
	CMBX NA BBB-.6 Index	BBB-/P	193,626	2,447,000	394,701	5/11/63	300 bp — Monthly	(199,648)
	CMBX NA BBB-.6 Index	BBB-/P	292,059	2,489,000	401,476	5/11/63	300 bp — Monthly	(107,965)
	CMBX NA BBB-.6 Index	BBB-/P	416,852	3,062,000	493,901	5/11/63	300 bp — Monthly	(75,262)
	CMBX NA BBB-.6 Index	BBB-/P	153,612	3,151,000	508,256	5/11/63	300 bp — Monthly	(352,806)
	CMBX NA BBB-.6 Index	BBB-/P	156,347	3,152,000	508,418	5/11/63	300 bp — Monthly	(350,232)
	CMBX NA BBB-.6 Index	BBB-/P	164,933	3,162,000	510,031	5/11/63	300 bp — Monthly	(343,253)
	CMBX NA BBB-.6 Index	BBB-/P	333,997	3,174,000	511,966	5/11/63	300 bp — Monthly	(176,118)
	CMBX NA BBB-.6 Index	BBB-/P	484,654	3,296,000	531,645	5/11/63	300 bp — Monthly	(45,068)
	CMBX NA BBB-.6 Index	BBB-/P	376,979	3,482,000	561,647	5/11/63	300 bp — Monthly	(182,636)
	CMBX NA BBB-.6 Index	BBB-/P	179,679	3,660,000	590,358	5/11/63	300 bp — Monthly	(408,544)
	CMBX NA BBB-.6 Index	BBB-/P	597,823	3,894,000	628,102	5/11/63	300 bp — Monthly	(28,008)
	CMBX NA BBB-.6 Index	BBB-/P	459,363	4,109,000	662,782	5/11/63	300 bp — Monthly	(201,021)
	CMBX NA BBB-.6 Index	BBB-/P	718,374	4,321,000	696,977	5/11/63	300 bp — Monthly	23,917
	CMBX NA BBB-.6 Index	BBB-/P	531,088	4,362,000	703,591	5/11/63	300 bp — Monthly	(169,958)
	CMBX NA BBB-.6 Index	BBB-/P	612,545	4,412,000	711,656	5/11/63	300 bp — Monthly	(96,537)
	CMBX NA BBB-.6 Index	BBB-/P	333,479	4,895,000	789,564	5/11/63	300 bp — Monthly	(453,229)
	CMBX NA BBB-.6 Index	BBB-/P	530,599	5,080,000	819,404	5/11/63	300 bp — Monthly	(285,841)
	CMBX NA BBB-.6 Index	BBB-/P	612,683	6,103,000	984,414	5/11/63	300 bp — Monthly	(368,171)
	CMBX NA BBB-.6 Index	BBB-/P	947,810	6,289,000	1,014,416	5/11/63	300 bp — Monthly	(62,937)
	CMBX NA BBB-.6 Index	BBB-/P	944,996	6,338,000	1,022,319	5/11/63	300 bp — Monthly	(73,626)
	CMBX NA BBB-.6 Index	BBB-/P	743,664	6,399,000	1,032,159	5/11/63	300 bp — Monthly	(284,762)
	CMBX NA BBB-.6 Index	BBB-/P	771,573	6,999,000	1,128,939	5/11/63	300 bp — Monthly	(353,283)
	CMBX NA BBB-.7 Index	BBB-/P	757,257	6,545,000	556,980	1/17/47	300 bp — Monthly	204,095
	CMBX NA BBB-.7 Index	BBB-/P	759,549	10,276,000	874,488	1/17/47	300 bp — Monthly	(108,944)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	442,744	2,090,000	587,499	5/11/63	500 bp — Monthly	(142,722)
	CMBX NA BB.6 Index	BB/P	480,235	2,269,000	637,816	5/11/63	500 bp — Monthly	(155,374)
	CMBX NA BBB-.6 Index	BBB-/P	55,330	400,000	64,520	5/11/63	300 bp — Monthly	(8,957)
	CMBX NA BBB-.6 Index	BBB-/P	501,947	3,445,000	555,679	5/11/63	300 bp — Monthly	(51,721)
	CMBX NA BBB-.6 Index	BBB-/P	992,593	6,690,000	1,079,097	5/11/63	300 bp — Monthly	(82,602)
	CMBX NA BB.6 Index	BB/P	569,641	2,706,000	760,657	5/11/63	500 bp — Monthly	(188,385)
	CMBX NA BBB-.6 Index	BBB-/P	1,737	12,000	1,936	5/11/63	300 bp — Monthly	(191)
	CMBX NA BBB-.6 Index	BBB-/P	2,828	20,000	3,226	5/11/63	300 bp — Monthly	(386)
	CMBX NA BBB-.6 Index	BBB-/P	4,629	37,000	5,968	5/11/63	300 bp — Monthly	(1,318)
	CMBX NA BBB-.6 Index	BBB-/P	11,773	95,000	15,324	5/11/63	300 bp — Monthly	(3,495)
	CMBX NA BBB-.6 Index	BBB-/P	35,451	305,000	49,197	5/11/63	300 bp — Monthly	(13,568)
	CMBX NA BBB-.6 Index	BBB-/P	39,450	349,000	56,294	5/11/63	300 bp — Monthly	(16,640)
	CMBX NA BBB-.6 Index	BBB-/P	44,914	427,000	68,875	5/11/63	300 bp — Monthly	(21,162)
	CMBX NA BBB-.6 Index	BBB-/P	68,903	522,000	84,199	5/11/63	300 bp — Monthly	(14,991)
	CMBX NA BBB-.6 Index	BBB-/P	77,632	526,000	84,844	5/11/63	300 bp — Monthly	(6,905)
	CMBX NA BBB-.6 Index	BBB-/P	70,747	579,000	93,393	5/11/63	300 bp — Monthly	(22,308)
	CMBX NA BBB-.6 Index	BBB-/P	104,599	918,000	148,073	5/11/63	300 bp — Monthly	(42,939)
	CMBX NA BBB-.6 Index	BBB-/P	130,598	1,106,000	178,398	5/11/63	300 bp — Monthly	(47,155)
	CMBX NA BBB-.6 Index	BBB-/P	132,561	1,316,000	212,271	5/11/63	300 bp — Monthly	(78,942)
	CMBX NA BBB-.6 Index	BBB-/P	153,486	1,501,000	242,111	5/11/63	300 bp — Monthly	(87,750)
	CMBX NA BBB-.6 Index	BBB-/P	182,273	1,634,000	263,564	5/11/63	300 bp — Monthly	(80,338)
	CMBX NA BBB-.6 Index	BBB-/P	194,931	1,644,000	265,177	5/11/63	300 bp — Monthly	(69,287)
	CMBX NA BBB-.6 Index	BBB-/P	229,420	1,706,000	275,178	5/11/63	300 bp — Monthly	(44,762)
	CMBX NA BBB-.6 Index	BBB-/P	170,040	1,720,000	277,436	5/11/63	300 bp — Monthly	(106,394)
	CMBX NA BBB-.6 Index	BBB-/P	187,069	1,739,000	280,501	5/11/63	300 bp — Monthly	(92,418)
	CMBX NA BBB-.6 Index	BBB-/P	166,610	1,739,000	280,501	5/11/63	300 bp — Monthly	(112,876)
	CMBX NA BBB-.6 Index	BBB-/P	224,000	1,792,000	289,050	5/11/63	300 bp — Monthly	(64,004)
	CMBX NA BBB-.6 Index	BBB-/P	292,897	1,885,000	304,051	5/11/63	300 bp — Monthly	(10,054)
	CMBX NA BBB-.6 Index	BBB-/P	188,970	1,911,000	308,244	5/11/63	300 bp — Monthly	(118,159)
	CMBX NA BBB-.6 Index	BBB-/P	250,330	1,927,000	310,825	5/11/63	300 bp — Monthly	(59,371)
	CMBX NA BBB-.6 Index	BBB-/P	253,808	1,927,000	310,825	5/11/63	300 bp — Monthly	(55,893)
	CMBX NA BBB-.6 Index	BBB-/P	223,544	1,929,000	311,148	5/11/63	300 bp — Monthly	(86,479)
	CMBX NA BBB-.6 Index	BBB-/P	298,127	1,995,000	321,794	5/11/63	300 bp — Monthly	(22,502)
	CMBX NA BBB-.6 Index	BBB-/P	240,888	2,073,000	334,375	5/11/63	300 bp — Monthly	(92,278)
	CMBX NA BBB-.6 Index	BBB-/P	276,765	2,284,000	368,409	5/11/63	300 bp — Monthly	(90,311)
	CMBX NA BBB-.6 Index	BBB-/P	251,421	2,295,000	370,184	5/11/63	300 bp — Monthly	(117,424)
	CMBX NA BBB-.6 Index	BBB-/P	251,531	2,297,000	370,506	5/11/63	300 bp — Monthly	(117,635)
	CMBX NA BBB-.6 Index	BBB-/P	264,660	2,336,000	376,797	5/11/63	300 bp — Monthly	(110,774)
	CMBX NA BBB-.6 Index	BBB-/P	277,518	2,500,000	403,250	5/11/63	300 bp — Monthly	(124,274)
	CMBX NA BBB-.6 Index	BBB-/P	332,679	2,784,000	449,059	5/11/63	300 bp — Monthly	(114,756)
	CMBX NA BBB-.6 Index	BBB-/P	329,364	2,956,000	476,803	5/11/63	300 bp — Monthly	(145,715)
	CMBX NA BBB-.6 Index	BBB-/P	483,870	3,044,000	490,997	5/11/63	300 bp — Monthly	(5,351)
	CMBX NA BBB-.6 Index	BBB-/P	481,711	3,044,000	490,997	5/11/63	300 bp — Monthly	(7,511)
	CMBX NA BBB-.6 Index	BBB-/P	363,515	3,271,000	527,612	5/11/63	300 bp — Monthly	(162,189)
	CMBX NA BBB-.6 Index	BBB-/P	375,763	3,311,000	534,064	5/11/63	300 bp — Monthly	(156,370)
	CMBX NA BBB-.6 Index	BBB-/P	529,273	3,325,000	536,323	5/11/63	300 bp — Monthly	(5,110)
	CMBX NA BBB-.6 Index	BBB-/P	337,537	3,351,000	540,516	5/11/63	300 bp — Monthly	(201,025)
	CMBX NA BBB-.6 Index	BBB-/P	375,433	3,427,000	552,775	5/11/63	300 bp — Monthly	(175,343)
	CMBX NA BBB-.6 Index	BBB-/P	382,226	3,480,000	561,324	5/11/63	300 bp — Monthly	(177,068)
	CMBX NA BBB-.6 Index	BBB-/P	393,576	3,509,000	566,002	5/11/63	300 bp — Monthly	(170,379)
	CMBX NA BBB-.6 Index	BBB-/P	463,959	3,591,000	579,228	5/11/63	300 bp — Monthly	(113,174)
	CMBX NA BBB-.6 Index	BBB-/P	508,494	3,607,000	581,809	5/11/63	300 bp — Monthly	(71,211)
	CMBX NA BBB-.6 Index	BBB-/P	473,818	3,640,000	587,132	5/11/63	300 bp — Monthly	(111,191)
	CMBX NA BBB-.6 Index	BBB-/P	489,981	3,735,000	602,456	5/11/63	300 bp — Monthly	(110,296)
	CMBX NA BBB-.6 Index	BBB-/P	368,327	3,821,000	616,327	5/11/63	300 bp — Monthly	(245,771)
	CMBX NA BBB-.6 Index	BBB-/P	495,883	3,853,000	621,489	5/11/63	300 bp — Monthly	(123,358)
	CMBX NA BBB-.6 Index	BBB-/P	480,982	4,070,000	656,491	5/11/63	300 bp — Monthly	(173,135)
	CMBX NA BBB-.6 Index	BBB-/P	407,775	4,321,000	696,977	5/11/63	300 bp — Monthly	(286,682)
	CMBX NA BBB-.6 Index	BBB-/P	473,103	4,398,000	709,397	5/11/63	300 bp — Monthly	(233,729)
	CMBX NA BBB-.6 Index	BBB-/P	528,620	4,595,000	741,174	5/11/63	300 bp — Monthly	(209,873)
	CMBX NA BBB-.6 Index	BBB-/P	574,710	5,222,000	842,309	5/11/63	300 bp — Monthly	(264,552)
	CMBX NA BBB-.6 Index	BBB-/P	657,706	5,492,000	885,860	5/11/63	300 bp — Monthly	(224,950)
	CMBX NA BBB-.6 Index	BBB-/P	830,730	5,581,000	900,215	5/11/63	300 bp — Monthly	(66,229)
	CMBX NA BBB-.6 Index	BBB-/P	633,165	5,895,000	950,864	5/11/63	300 bp — Monthly	(314,260)
	CMBX NA BBB-.6 Index	BBB-/P	651,039	5,910,000	953,283	5/11/63	300 bp — Monthly	(298,796)
	CMBX NA BBB-.6 Index	BBB-/P	1,013,239	5,958,000	961,025	5/11/63	300 bp — Monthly	55,689
	CMBX NA BBB-.6 Index	BBB-/P	1,021,625	5,958,000	961,025	5/11/63	300 bp — Monthly	64,075
	CMBX NA BBB-.6 Index	BBB-/P	958,018	6,088,000	981,994	5/11/63	300 bp — Monthly	(20,426)
	CMBX NA BBB-.6 Index	BBB-/P	927,204	6,264,000	1,010,383	5/11/63	300 bp — Monthly	(79,526)
	CMBX NA BBB-.6 Index	BBB-/P	987,783	6,514,000	1,050,708	5/11/63	300 bp — Monthly	(59,125)
	CMBX NA BBB-.6 Index	BBB-/P	1,015,693	6,879,000	1,109,583	5/11/63	300 bp — Monthly	(89,877)
	CMBX NA BBB-.6 Index	BBB-/P	956,303	7,281,000	1,174,425	5/11/63	300 bp — Monthly	(213,875)
	CMBX NA BBB-.6 Index	BBB-/P	960,905	8,706,000	1,404,278	5/11/63	300 bp — Monthly	(438,295)
	CMBX NA BBB-.6 Index	BBB-/P	1,308,054	8,773,000	1,415,085	5/11/63	300 bp — Monthly	(101,913)
	CMBX NA BBB-.6 Index	BBB-/P	975,390	10,288,000	1,659,454	5/11/63	300 bp — Monthly	(678,063)
	CMBX NA BBB-.6 Index	BBB-/P	1,155,205	10,477,000	1,689,940	5/11/63	300 bp — Monthly	(528,623)
	CMBX NA BBB-.6 Index	BBB-/P	1,270,712	10,780,000	1,738,814	5/11/63	300 bp — Monthly	(461,813)
	CMBX NA BBB-.6 Index	BBB-/P	1,706,278	12,314,000	1,986,248	5/11/63	300 bp — Monthly	(272,787)
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	89,730	397,000	111,597	5/11/63	500 bp — Monthly	(21,481)
	CMBX NA BBB-.6 Index	BBB-/P	244,959	1,851,000	298,566	5/11/63	300 bp — Monthly	(52,528)
	CMBX NA BBB-.6 Index	BBB-/P	258,050	2,284,000	368,409	5/11/63	300 bp — Monthly	(109,026)
	CMBX NA BBB-.6 Index	BBB-/P	373,454	3,158,000	509,385	5/11/63	300 bp — Monthly	(134,089)
	CMBX NA BBB-.6 Index	BBB-/P	445,853	3,795,000	612,134	5/11/63	300 bp — Monthly	(164,067)
	CMBX NA BBB-.6 Index	BBB-/P	3,313,914	29,579,000	4,771,093	5/11/63	300 bp — Monthly	(1,439,924)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	501,916	3,445,000	555,679	5/11/63	300 bp — Monthly	(51,753)
	CMBX NA BBB-.6 Index	BBB-/P	509,599	3,448,000	556,162	5/11/63	300 bp — Monthly	(44,552)
	CMBX NA BBB-.6 Index	BBB-/P	510,350	3,448,000	556,162	5/11/63	300 bp — Monthly	(43,800)
	CMBX NA BBB-.6 Index	BBB-/P	579,452	4,112,000	663,266	5/11/63	300 bp — Monthly	(81,415)
	CMBX NA BBB-.6 Index	BBB-/P	1,007,512	6,890,000	1,111,357	5/11/63	300 bp — Monthly	(99,825)
	CMBX NA BBB-.6 Index	BBB-/P	1,021,806	6,897,000	1,112,486	5/11/63	300 bp — Monthly	(86,657)
	CMBX NA BBB-.6 Index	BBB-/P	1,020,850	6,897,000	1,112,486	5/11/63	300 bp — Monthly	(87,614)
	CMBX NA BBB-.6 Index	BBB-/P	1,104,527	7,985,000	1,287,981	5/11/63	300 bp — Monthly	(178,796)
	CMBX NA BBB-.6 Index	BBB-/P	1,505,842	10,335,000	1,667,036	5/11/63	300 bp — Monthly	(155,165)
	CMBX NA BBB-.6 Index	BBB-/P	1,523,263	10,344,000	1,668,487	5/11/63	300 bp — Monthly	(139,191)
	CMBX NA BBB-.6 Index	BBB-/P	2,035,791	13,791,000	2,224,488	5/11/63	300 bp — Monthly	(180,653)
	CMBX NA A.6 Index	A/P	3,005	296,000	12,906	5/11/63	200 bp — Monthly	(9,785)
	CMBX NA BB.6 Index	BB/P	548,361	2,233,000	627,696	5/11/63	500 bp — Monthly	(77,164)
	CMBX NA BB.6 Index	BB/P	1,100,225	4,465,000	1,255,112	5/11/63	500 bp — Monthly	(150,546)
	CMBX NA BBB-.6 Index	BBB-/P	1,720	12,000	1,936	5/11/63	300 bp — Monthly	(209)
	CMBX NA BBB-.6 Index	BBB-/P	2,483	16,000	2,581	5/11/63	300 bp — Monthly	(88)
	CMBX NA BBB-.6 Index	BBB-/P	5,709	39,000	6,291	5/11/63	300 bp — Monthly	(559)
	CMBX NA BBB-.6 Index	BBB-/P	7,302	48,000	7,742	5/11/63	300 bp — Monthly	(413)
	CMBX NA BBB-.6 Index	BBB-/P	7,344	62,000	10,001	5/11/63	300 bp — Monthly	(2,620)
	CMBX NA BBB-.6 Index	BBB-/P	8,480	70,000	11,291	5/11/63	300 bp — Monthly	(2,771)
	CMBX NA BBB-.6 Index	BBB-/P	15,277	114,000	18,388	5/11/63	300 bp — Monthly	(3,044)
	CMBX NA BBB-.6 Index	BBB-/P	21,348	142,000	22,905	5/11/63	300 bp — Monthly	(1,474)
	CMBX NA BBB-.6 Index	BBB-/P	22,071	178,000	28,711	5/11/63	300 bp — Monthly	(6,537)
	CMBX NA BBB-.6 Index	BBB-/P	24,911	178,000	28,711	5/11/63	300 bp — Monthly	(3,696)
	CMBX NA BBB-.6 Index	BBB-/P	25,678	187,000	30,163	5/11/63	300 bp — Monthly	(4,376)
	CMBX NA BBB-.6 Index	BBB-/P	29,021	207,000	33,389	5/11/63	300 bp — Monthly	(4,247)
	CMBX NA BBB-.6 Index	BBB-/P	28,786	267,000	43,067	5/11/63	300 bp — Monthly	(14,126)
	CMBX NA BBB-.6 Index	BBB-/P	52,152	375,000	60,488	5/11/63	300 bp — Monthly	(8,116)
	CMBX NA BBB-.6 Index	BBB-/P	42,424	397,000	64,036	5/11/63	300 bp — Monthly	(21,380)
	CMBX NA BBB-.6 Index	BBB-/P	52,320	492,000	79,360	5/11/63	300 bp — Monthly	(26,753)
	CMBX NA BBB-.6 Index	BBB-/P	71,095	531,000	85,650	5/11/63	300 bp — Monthly	(14,245)
	CMBX NA BBB-.6 Index	BBB-/P	65,920	544,000	87,747	5/11/63	300 bp — Monthly	(21,510)
	CMBX NA BBB-.6 Index	BBB-/P	70,040	578,000	93,231	5/11/63	300 bp — Monthly	(22,855)
	CMBX NA BBB-.6 Index	BBB-/P	73,771	697,000	112,426	5/11/63	300 bp — Monthly	(38,248)
	CMBX NA BBB-.6 Index	BBB-/P	106,576	796,000	128,395	5/11/63	300 bp — Monthly	(21,355)
	CMBX NA BBB-.6 Index	BBB-/P	90,845	863,000	139,202	5/11/63	300 bp — Monthly	(47,854)
	CMBX NA BBB-.6 Index	BBB-/P	140,883	1,150,000	185,495	5/11/63	300 bp — Monthly	(43,942)
	CMBX NA BBB-.6 Index	BBB-/P	147,979	1,257,000	202,754	5/11/63	300 bp — Monthly	(54,042)
	CMBX NA BBB-.6 Index	BBB-/P	212,787	1,638,000	264,209	5/11/63	300 bp — Monthly	(50,467)
	CMBX NA BBB-.6 Index	BBB-/P	230,812	2,026,000	326,794	5/11/63	300 bp — Monthly	(94,800)
	CMBX NA BBB-.6 Index	BBB-/P	213,533	2,235,000	360,506	5/11/63	300 bp — Monthly	(145,669)
	CMBX NA BBB-.6 Index	BBB-/P	331,629	2,802,000	451,963	5/11/63	300 bp — Monthly	(118,699)
	CMBX NA BBB-.6 Index	BBB-/P	366,534	2,866,000	462,286	5/11/63	300 bp — Monthly	(94,079)
	CMBX NA BBB-.6 Index	BBB-/P	340,681	2,903,000	468,254	5/11/63	300 bp — Monthly	(125,879)
	CMBX NA BBB-.6 Index	BBB-/P	635,795	3,751,000	605,036	5/11/63	300 bp — Monthly	32,947
	CMBX NA BBB-.6 Index	BBB-/P	489,044	4,265,000	687,945	5/11/63	300 bp — Monthly	(196,412)
	CMBX NA BBB-.6 Index	BBB-/P	420,027	4,302,000	693,913	5/11/63	300 bp — Monthly	(271,375)
	CMBX NA BBB-.6 Index	BBB-/P	666,750	5,020,000	809,726	5/11/63	300 bp — Monthly	(140,048)
	CMBX NA BBB-.6 Index	BBB-/P	592,283	5,234,000	844,244	5/11/63	300 bp — Monthly	(248,908)
	CMBX NA BBB-.6 Index	BBB-/P	798,720	6,238,000	1,006,189	5/11/63	300 bp — Monthly	(203,830)
	CMBX NA BBB-.6 Index	BBB-/P	1,061,368	7,147,000	1,152,811	5/11/63	300 bp — Monthly	(87,274)
	CMBX NA BBB-.6 Index	BBB-/P	811,780	8,679,000	1,399,923	5/11/63	300 bp — Monthly	(583,080)
	CMBX NA BBB-.6 Index	BBB-/P	1,100,883	9,085,000	1,465,411	5/11/63	300 bp — Monthly	(359,227)
	CMBX NA BBB-.6 Index	BBB-/P	2,318,670	15,564,000	2,510,473	5/11/63	300 bp — Monthly	(182,726)

Upfront premium received			123,182,810		Unrealized appreciation			411,594

Upfront premium (paid)			—		Unrealized (depreciation)			(37,696,195)

		Total	$123,182,810				Total	$(37,284,601)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(2,773)	$296,000	$12,906	5/11/63	(200 bp) — Monthly	$10,017
	CMBX NA BB.7 Index	(728,481)	5,717,000	1,040,494	1/17/47	(500 bp) — Monthly	306,455
	CMBX NA BB.7 Index	(286,246)	1,753,000	319,046	1/17/47	(500 bp) — Monthly	31,096
	CMBX NA BB.7 Index	(275,320)	1,753,000	319,046	1/17/47	(500 bp) — Monthly	42,022
	CMBX NA BB.7 Index	(331,187)	1,641,000	298,662	1/17/47	(500 bp) — Monthly	(34,121)
	CMBX NA BB.9 Index	(675,694)	4,233,000	809,350	9/17/58	(500 bp) — Monthly	129,540
	CMBX NA BB.9 Index	(556,756)	3,616,000	691,379	9/17/58	(500 bp) — Monthly	131,108
	CMBX NA BB.9 Index	(548,086)	3,542,000	677,230	9/17/58	(500 bp) — Monthly	125,701
	CMBX NA BB.9 Index	(545,625)	3,542,000	677,230	9/17/58	(500 bp) — Monthly	128,161
	CMBX NA BB.9 Index	(275,532)	1,760,000	336,512	9/17/58	(500 bp) — Monthly	59,269
	Credit Suisse International
	CMBX NA BB.7 Index	(246,348)	13,957,000	3,923,313	5/11/63	(500 bp) — Monthly	3,663,395
	CMBX NA BB.7 Index	(798,366)	4,328,000	787,696	1/17/47	(500 bp) — Monthly	(14,878)
	CMBX NA BB.7 Index	(494,448)	3,006,000	547,092	1/17/47	(500 bp) — Monthly	49,722
	CMBX NA BB.9 Index	(827,817)	5,186,000	991,563	9/17/58	(500 bp) — Monthly	158,705
	CMBX NA BB.9 Index	(591,478)	3,841,000	734,399	9/17/58	(500 bp) — Monthly	139,187
	CMBX NA BB.9 Index	(483,842)	3,102,000	593,102	9/17/58	(500 bp) — Monthly	106,245
	CMBX NA BB.9 Index	(483,842)	3,102,000	593,102	9/17/58	(500 bp) — Monthly	106,245
	CMBX NA BB.9 Index	(417,767)	2,918,000	557,922	9/17/58	(500 bp) — Monthly	137,318
	CMBX NA BB.9 Index	(352,544)	2,254,000	430,965	9/17/58	(500 bp) — Monthly	76,230
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	90,121	1/17/47	(300 bp) — Monthly	6,462
	Goldman Sachs International
	CMBX NA BB.6 Index	(1,062,480)	10,386,000	2,919,505	5/11/63	(500 bp) — Monthly	1,846,928
	CMBX NA BB.7 Index	(638,451)	4,219,000	767,858	1/17/47	(500 bp) — Monthly	125,305
	CMBX NA BB.7 Index	(570,176)	3,480,000	633,360	1/17/47	(500 bp) — Monthly	59,801
	CMBX NA BB.7 Index	(349,448)	1,721,000	313,222	1/17/47	(500 bp) — Monthly	(37,900)
	CMBX NA BB.7 Index	(224,362)	1,229,000	223,678	1/17/47	(500 bp) — Monthly	(1,879)
	CMBX NA BB.9 Index	(356,756)	2,241,000	428,479	9/17/58	(500 bp) — Monthly	69,544
	CMBX NA BB.9 Index	(164,938)	1,044,000	199,613	9/17/58	(500 bp) — Monthly	33,660
	CMBX NA BB.9 Index	(166,438)	1,042,000	199,230	9/17/58	(500 bp) — Monthly	31,779
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(362,373)	2,269,000	412,958	1/17/47	(500 bp) — Monthly	48,379
	CMBX NA BB.7 Index	(334,111)	2,090,000	380,380	1/17/47	(500 bp) — Monthly	44,237
	CMBX NA BB.7 Index	(272,180)	1,404,000	255,528	1/17/47	(500 bp) — Monthly	(18,017)
	CMBX NA BB.6 Index	(136,446)	569,000	159,946	5/11/63	(500 bp) — Monthly	22,947
	CMBX NA BB.6 Index	(135,007)	563,000	158,259	5/11/63	(500 bp) — Monthly	22,705
	CMBX NA BB.6 Index	(128,533)	536,000	150,670	5/11/63	(500 bp) — Monthly	21,616
	CMBX NA BB.7 Index	(1,084,804)	6,944,000	1,263,808	1/17/47	(500 bp) — Monthly	172,253
	CMBX NA BB.7 Index	(819,751)	4,986,000	907,452	1/17/47	(500 bp) — Monthly	82,854
	CMBX NA BB.7 Index	(744,943)	4,662,000	848,484	1/17/47	(500 bp) — Monthly	99,009
	CMBX NA BB.7 Index	(679,692)	3,400,000	618,800	1/17/47	(500 bp) — Monthly	(64,197)
	CMBX NA BB.7 Index	(528,270)	2,828,000	514,696	1/17/47	(500 bp) — Monthly	(16,324)
	CMBX NA BB.7 Index	(410,342)	2,109,000	383,838	1/17/47	(500 bp) — Monthly	(28,555)
	CMBX NA BB.7 Index	(281,795)	2,077,000	378,014	1/17/47	(500 bp) — Monthly	94,200
	CMBX NA BB.7 Index	(344,128)	1,912,000	347,984	1/17/47	(500 bp) — Monthly	1,997
	CMBX NA BB.7 Index	(293,504)	1,875,000	341,250	1/17/47	(500 bp) — Monthly	45,923
	CMBX NA BB.7 Index	(369,787)	1,862,000	338,884	1/17/47	(500 bp) — Monthly	(32,714)
	CMBX NA BB.7 Index	(275,320)	1,753,000	319,046	1/17/47	(500 bp) — Monthly	42,022
	CMBX NA BB.7 Index	(226,788)	1,229,000	223,678	1/17/47	(500 bp) — Monthly	(4,305)
	CMBX NA BB.7 Index	(229,508)	1,167,000	212,394	1/17/47	(500 bp) — Monthly	(18,249)
	CMBX NA BB.7 Index	(175,583)	1,156,000	210,392	1/17/47	(500 bp) — Monthly	33,685
	CMBX NA BB.9 Index	(503,334)	3,189,000	609,737	9/17/58	(500 bp) — Monthly	103,303
	CMBX NA BB.9 Index	(358,651)	2,534,000	484,501	9/17/58	(500 bp) — Monthly	123,386
	CMBX NA BB.9 Index	(248,369)	1,592,000	304,390	9/17/58	(500 bp) — Monthly	54,473
	CMBX NA BB.9 Index	(220,460)	1,561,000	298,463	9/17/58	(500 bp) — Monthly	76,486
	CMBX NA BB.9 Index	(45,843)	299,000	57,169	9/17/58	(500 bp) — Monthly	11,035
	CMBX NA BBB-.7 Index	(206,776)	2,614,000	222,451	1/17/47	(300 bp) — Monthly	14,150
	CMBX NA BBB-.7 Index	(218,095)	1,885,000	160,414	1/17/47	(300 bp) — Monthly	(58,781)
	CMBX NA BBB-.7 Index	(134,718)	1,831,000	155,818	1/17/47	(300 bp) — Monthly	20,031
	CMBX NA BBB-.7 Index	(62,189)	1,156,000	98,376	1/17/47	(300 bp) — Monthly	35,512
	CMBX NA BBB-.7 Index	(67,969)	817,000	69,527	1/17/47	(300 bp) — Monthly	1,082
	CMBX NA BBB-.7 Index	(64,517)	714,000	60,761	1/17/47	(300 bp) — Monthly	(4,172)
	CMBX NA BBB-.7 Index	(3,756)	56,000	4,766	1/17/47	(300 bp) — Monthly	977
	Merrill Lynch International
	CMBX NA BB.7 Index	(1,385,764)	7,988,000	1,453,816	1/17/47	(500 bp) — Monthly	60,286
	CMBX NA BB.9 Index	(1,678,572)	10,732,000	2,051,958	9/17/58	(500 bp) — Monthly	362,953
	CMBX NA BB.9 Index	(408,677)	2,671,000	510,695	9/17/58	(500 bp) — Monthly	99,421
	CMBX NA BB.9 Index	(383,646)	2,620,000	500,944	9/17/58	(500 bp) — Monthly	114,752
	CMBX NA BB.9 Index	(365,246)	2,479,000	473,985	9/17/58	(500 bp) — Monthly	106,328
	CMBX NA BB.9 Index	(385,583)	2,457,000	469,778	9/17/58	(500 bp) — Monthly	81,807
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	92,504	1/17/47	(300 bp) — Monthly	2,793
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	5,957	1/17/47	(300 bp) — Monthly	(1,216)
	CMBX NA BB.7 Index	(884,863)	4,400,000	800,800	1/17/47	(500 bp) — Monthly	(88,342)
	CMBX NA BB.7 Index	(838,766)	4,156,000	756,392	1/17/47	(500 bp) — Monthly	(86,415)
	CMBX NA BB.7 Index	(757,432)	3,928,000	714,896	1/17/47	(500 bp) — Monthly	(46,355)
	CMBX NA BB.7 Index	(372,184)	1,989,000	361,998	1/17/47	(500 bp) — Monthly	(12,119)
	CMBX NA BB.9 Index	(318,081)	2,115,000	404,388	9/17/58	(500 bp) — Monthly	84,250
	CMBX NA BB.9 Index	(255,968)	1,923,000	367,678	9/17/58	(500 bp) — Monthly	109,840
	CMBX NA BB.9 Index	(258,097)	1,900,000	363,280	9/17/58	(500 bp) — Monthly	103,336
	CMBX NA BB.9 Index	(268,247)	1,862,000	356,014	9/17/58	(500 bp) — Monthly	85,957
	CMBX NA BB.9 Index	(250,750)	1,834,000	350,661	9/17/58	(500 bp) — Monthly	98,128
	CMBX NA BB.9 Index	(273,099)	1,810,000	346,072	9/17/58	(500 bp) — Monthly	71,213
	CMBX NA BB.9 Index	(273,908)	1,760,000	336,512	9/17/58	(500 bp) — Monthly	60,893
	CMBX NA BB.9 Index	(134,108)	886,000	169,403	9/17/58	(500 bp) — Monthly	34,434
	CMBX NA BB.9 Index	(134,108)	886,000	169,403	9/17/58	(500 bp) — Monthly	34,434
	CMBX NA BBB-.7 Index	(187,298)	2,950,000	251,045	1/17/47	(300 bp) — Monthly	62,025

	Upfront premium received	—				Unrealized appreciation	10,319,007

	Upfront premium (paid)	(32,416,390)				Unrealized (depreciation)	(568,539)

	Total	$(32,416,390)				Total	$9,750,468
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,910,788,728.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $697,218, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/18
Short-term investments
	Putnam Short Term Investment Fund**	$215,274,737	$123,730,468	$314,538,154	$1,224,908	$24,467,051

	Total Short-term investments	$215,274,737	$123,730,468	$314,538,154	$1,224,908	$24,467,051
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,974,388.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $132,172,306.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,380,189.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $109,250,917.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,145,990,423 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.3%
	Greece	2.5
	Brazil	2.4
	Argentina	2.3
	Canada	2.2
	Mexico	1.5
	Indonesia	1.4
	Luxembourg	1.0
	United Kingdom	0.8
	Bermuda	0.7
	Dominican Republic	0.5
	Ivory Coast	0.5
	Other	2.9

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,556,748 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $125,072,490 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $132,172,306 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$—	$517,703

Total common stocks	—	—	517,703
Asset-backed securities	—	7,302,160	—
Convertible bonds and notes	—	72,443,317	—
Corporate bonds and notes	—	1,122,292,533	373
Foreign government and agency bonds and notes	—	470,525,254	—
Mortgage-backed securities	—	1,636,524,633	—
Purchased options outstanding	—	23,557,077	—
Purchased swap options outstanding	—	123,862,048	—
Senior loans	—	63,913,254	—
U.S. government and agency mortgage obligations	—	938,930,580	—
U.S. treasury obligations	—	560,497	—
Short-term investments	33,172,051	569,693,367	—

Totals by level	$33,172,051	$5,029,604,720	$518,076
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(19,022,436)	$—
Futures contracts	541,686	—	—
Written options outstanding	—	(18,970,864)	—
Written swap options outstanding	—	(94,016,890)	—
Forward premium swap option contracts	—	(7,262,486)	—
TBA sale commitments	—	(178,396,255)	—
Interest rate swap contracts	—	(49,479,239)	—
Total return swap contracts	—	(7,029,074)	—
Credit default contracts	—	(118,300,553)	—

Totals by level	$541,686	$(492,477,797)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$42,166,858	$160,467,411
Foreign exchange contracts	14,606,879	30,134,702
Interest rate contracts	205,911,795	238,204,150

Total	$262,685,532	$428,806,263
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,680,000,000
Purchased currency option contracts (contract amount)	$546,500,000
Purchased swap option contracts (contract amount)	$13,358,900,000
Written TBA commitment option contracts (contract amount)	$2,880,000,000
Written currency option contracts (contract amount)	$625,100,000
Written swap option contracts (contract amount)	$12,248,600,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$4,474,700,000
Centrally cleared interest rate swap contracts (notional)	$20,106,600,000
OTC total return swap contracts (notional)	$320,000,000
Centrally cleared total return swap contracts (notional)	$1,766,700,000
OTC credit default contracts (notional)	$1,231,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019